UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 29

Date of reporting period: February 28, 2021

ITEM 1. REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	February 28, 2021

WESTERN ASSET

MANAGED MUNICIPALS FUND

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current interest income that is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and preservation of capital.*

*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Managed Municipals Fund for the twelve-month reporting period ended February 28, 2021. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 15, 2021

II	Western Asset Managed Municipals Fund

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to maximize current interest income that is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and the preservation of capital. We select securities primarily by identifying undervalued sectors and individual securities, while also selecting securities we believe will benefit from anticipated changes in market conditions.

Under normal circumstances, the Fund invests at least 80% of its assets in municipal securities and other investments with similar economic characteristics, the interest on which is exempt from regular federal income tax, but which may be subject to the federal alternative minimum tax (“AMT”). Municipal securities include debt obligations issued by any of the 50 states and certain other municipal issuers and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities issued or backed by banks, insurance companies and other financial institutions.

The Fund normally invests in intermediate-term and long-term municipal securities that have remaining maturities from one to more than thirty years at the time of purchase. The Fund focuses on investment grade bonds (that is, securities rated in the Baa/BBB categories or above or, if unrated or we deemed to be unrated, securities we determined to be of comparable quality), but may invest up to 20% of its assets in below investment grade bonds (commonly known as “high yield” or “junk” bonds). The Fund may also invest in securities of other open-end or closed-end investment companies, including exchange-traded funds (“ETFs”), that invest primarily in municipal securities.

Instead of, and/or in addition to, investing directly in particular securities, the Fund may use instruments such as derivatives and other synthetic instruments that are intended to provide economic exposure to the securities or the issuer or to be used as a hedging technique. The Fund may use one or more types of these instruments without limit, except that these instruments are taken into account when determining compliance with the Fund’s 80% policy. The Fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening durationi) and for other purposes. The Fund may leverage its assets by investing proceeds received through tender option bond transactions, which is considered a form of borrowing.

At Western Asset Management Company, LLC (“Western Asset”), the Fund’s subadviser, we utilize a fixed income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Western Asset Managed Municipals Fund 2021 Annual Report	1

Fund overview (cont’d)

Q. What were the overall market conditions during the Fund’s reporting period?

A. Fixed income markets experienced periods of elevated volatility and, overall, posted a modest gain over the twelve-month reporting period ended February 28, 2021. Volatility was driven by a number of factors, including risk aversion as the COVID-19 pandemic escalated, sharply falling and then rising global growth, trade conflicts, inflation concerns, and a number of geopolitical events. Most spread sectors (non-Treasuries) outperformed similar duration Treasuries, especially as the reporting period progressed. This was driven by continued monetary policy accommodation from the Federal Reserve Board (the “Fed”)ii and the rollout of several COVID-19 vaccines which triggered increased investor risk appetite.

Short-term U.S. Treasury yields moved sharply lower, as the Fed held the federal funds rateiii in a range between 0.00% and 0.25% for much of the reporting period. The yield for the two-year Treasury note began the reporting period at 0.86% and ended the period at 0.14%. In contrast, long-term U.S. Treasury yields moved sharply higher. Much of this increase occurred late in the reporting period, as positive economic data triggered inflationary concerns and fears that the Fed may remove its monetary policy accommodations sooner than previously anticipated. The yield for the ten-year Treasury began the reporting period at 1.13% and ended the period at 1.44%. The low for the reporting period was 0.52% on August 4, 2020 and the high of 1.54% occurred on February 25, 2021.

The municipal bond market generated a modest gain and lagged its taxable bond counterpart during the twelve-month reporting period. Over that time, the Bloomberg Barclays Municipal Bond Indexiv and the Bloomberg Barclays U.S. Aggregate Indexv returned 1.06% and 1.38%, respectively. Both the taxable and tax-free markets were negatively impacted by rising long-term interest rates.

Q. How did we respond to these changing market conditions?

A. There were several adjustments to the Fund during the reporting period. We increased its duration over the period. We increased the Fund’s allocations to the Transportation and Health Care sectors, whereas we pared its exposures to State and Local General Obligation bonds. From a quality perspective, we added to Fund’s exposures to BBB and below investment-grade securities, while reducing its allocation to AA-rated bonds. In terms of positioning among states, we increased our exposures to Illinois and New Jersey, while reducing our allocations to California and New York.

We employed the use of U.S. Treasury futures during the reporting period to manage duration. This strategy detracted from the Fund’s performance.

Performance review

For the twelve months ended February 28, 2021, Class A shares of Western Asset Managed Municipals Fund, excluding sales charges, returned 0.28%. The Fund’s unmanaged benchmark, the Bloomberg Barclays Municipal Bond Index, returned 1.06% for the same period. The Lipper General & Insured Municipal Debt Funds Category Averagevi returned 0.64% over the same time frame.

2	Western Asset Managed Municipals Fund 2021 Annual Report

Certain investors may be subject to the AMT, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of February 28, 2021 (unaudited)
(excluding sales charges)	6 months	12 months
Western Asset Managed Municipals Fund:
Class 1[1]	2.47%	0.40%
Class A	2.46%	0.28%
Class C	2.20%	-0.27%
Class I	2.50%	0.47%
Class IS	2.51%	0.50%
Bloomberg Barclays Municipal Bond Index	0.86%	1.06%
Lipper General & Insured Municipal Debt Funds Category Average	1.64%	0.64%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended February 28, 2021 for Class 1, Class A, Class C, Class I and Class IS shares were 1.23%, 1.05%, 0.59%, 1.28% and 1.31%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class 1, Class C, Class I and Class IS Shares would have been 1.22%, 0.58%, 1.23% and 1.30%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 30, 2020, the gross total annual fund operating expense ratios for Class 1, Class A, Class C, Class I and Class IS shares were 0.51%, 0.64%, 1.20%, 0.50% and 0.43%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

The Fund’s Class 1 shares of the Fund are closed to all purchases and incoming exchanges. Investors owning Class 1 shares of the Fund may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

Western Asset Managed Municipals Fund 2021 Annual Report	3

Fund overview (cont’d)

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.77% for Class A shares, 1.32% for Class C shares, 0.45% for Class I shares and 0.42% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class 1 shares will not exceed the ratio of total annual fund operating expenses for Class A shares. The ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned, or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Q. What were the leading contributors to performance?

A. The largest contributor to the Fund’s relative performance during the reporting period was its sector positioning. This was driven by an overweight to Industrial Revenue and an underweight to hospitals (in the Health Care sector).

In terms of security selection, our holdings in the Power and Pre-Refundedvii sectors added the most value.

Q. What were the leading detractors from performance?

A. The largest detractor from the Fund’s relative performance was its security selection. In particular, holdings in the Transportation and State General Obligation sectors were negative for results.

The Fund’s quality biases were a headwind for returns. An overweight to municipal bonds rated BBB and an opportunistic exposure to below investment-grade securities detracted from results, as lower rated issues lagged their higher rated counterparts over the twelvemonth reporting period.

Yield curveviii positioning was negative for returns. In particular, having underweights to the two- and five-year portions of the curve were negative for returns. Finally, looking at sector positioning, an underweight to State General Obligation bonds detracted from performance.

Thank you for your investment in Western Asset Managed Municipals Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Western Asset Management Company, LLC

March 15, 2021

4	Western Asset Managed Municipals Fund 2021 Annual Report

RISKS: The Fund’s fixed income investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties, public perceptions, and other factors. Lower rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher rated obligations. Investing in securities issued by investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio managers’ current or future investments. The Fund’s portfolio composition is subject to change at any time.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Western Asset Managed Municipals Fund 2021 Annual Report	5

Fund overview (cont’d)

[i]

Duration is the measure of the price sensitivity of a fixed income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the target interest rate set by the Federal Open Market Committee at which commercial banks borrow and lend their excess reserves to each other overnight.

iv	The Bloomberg Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

[v]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended February 28, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 290 funds for the six-month period and among the 287 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

vii

A pre-refunded bond is a bond in which the original security has been replaced by an escrow, usually consisting of treasuries or agencies, which has been structured to pay principal and interest and any call premium, either to a call date (in the case of a pre-refunded bond), or to maturity (in the case of an escrowed to maturity bond).

viii	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

6	Western Asset Managed Municipals Fund 2021 Annual Report

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of February 28, 2021 and February 29, 2020 and does not include derivatives such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Managed Municipals Fund 2021 Annual Report	7

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2020 and held for the six months ended February 28, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	2.47%	$1,000.00	$1,024.70	0.51%	$2.56	Class 1	5.00%	$1,000.00	$1,022.27	0.51%	$2.56
Class A	2.46	1,000.00	1,024.60	0.63	3.16	Class A	5.00	1,000.00	1,021.67	0.63	3.16
Class C	2.20	1,000.00	1,022.00	1.17	5.87	Class C	5.00	1,000.00	1,018.99	1.17	5.86
Class I	2.50	1,000.00	1,025.00	0.45	2.26	Class I	5.00	1,000.00	1,022.56	0.45	2.26
Class IS	2.51	1,000.00	1,025.10	0.42	2.11	Class IS	5.00	1,000.00	1,022.71	0.42	2.11

8	Western Asset Managed Municipals Fund 2021 Annual Report

[1]	For the six months ended February 28, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Managed Municipals Fund 2021 Annual Report	9

Fund performance (unaudited)

Average annual total returns
Without sales charges[1]	Class 1	Class A	Class C	Class I	Class IS
Twelve Months Ended 2/28/21	0.40%	0.28%	-0.27%	0.47%	0.50%
Five Years Ended 2/28/21	3.29	3.18	2.61	3.31	N/A
Ten Years Ended 2/28/21	4.92	4.81	4.22	4.94	N/A
Inception* through 2/28/21	—	—	—	—	4.52

With sales charges[2]	Class 1	Class A	Class C	Class I	Class IS
Twelve Months Ended 2/28/21	0.40%	-3.98%	-1.24%	0.47%	0.50%
Five Years Ended 2/28/21	3.29	2.29	2.61	3.31	N/A
Ten Years Ended 2/28/21	4.92	4.35	4.22	4.94	N/A
Inception* through 2/28/21	—	—	—	—	4.52

Cumulative total returns
Without sales charges[1]
Class 1 (2/28/11 through 2/28/21)	61.64%
Class A (2/28/11 through 2/28/21)	59.92
Class C (2/28/11 through 2/28/21)	51.20
Class I (2/28/11 through 2/28/21)	61.89
Class IS (Inception date of 3/16/18 through 2/28/21)	13.97

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.25%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception dates for Class 1, A, C, I and IS shares are September 12, 2000, March 4, 1981, November 9, 1994, April 4, 1995 and March 16, 2018, respectively.

10	Western Asset Managed Municipals Fund 2021 Annual Report

Historical performance

Value of $10,000 invested in

Class A Shares of Western Asset Managed Municipals Fund vs. Bloomberg Barclays Municipal Bond Index and Lipper General & Insured Municipal Debt Funds Category Average† — February 2011 - February 2021

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class A shares of Western Asset Managed Municipals Fund on February 28, 2011, assuming the deduction of the maximum initial sales charge of 4.25% at the time of investment and the reinvestment of all distributions, including returns of capital, if any, at net asset value through February 28, 2021. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg Barclays Municipal Bond Index and the Lipper General & Insured Municipal Debt Funds Category Average. The Bloomberg Barclays Municipal Bond Index (the “Index”) is a market value weighted Index of investment grade municipal bonds with maturities of one year or more. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The Lipper General & Insured Municipal Debt Funds Category Average is comprised of the Fund’s peer group of mutual funds. The performance of the Fund’s other classes may be greater or less than the Class A shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Western Asset Managed Municipals Fund 2021 Annual Report	11

Schedule of investments

February 28, 2021

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 96.9%
Alabama — 3.9%
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$4,350,000	$4,948,952	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F (0.000% to 10/1/23 then 7.750%)	0.000%	10/1/46	2,000,000	2,026,640
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	69,910,000	70,872,661
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	7,200,000	8,056,296
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	16,030,000	18,670,301
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	12,300,000	14,490,384
Southeast Alabama Gas Supply District, Gas Supply Revenue, Series 2018A	4.000%	6/1/24	50,595,000	55,360,543	(b)(c)
Tuscaloosa County, AL, IDA Revenue, Hunt Refining Project, Series A, Refunding	4.500%	5/1/32	2,100,000	2,337,783	(d)
Total Alabama				176,763,560
Alaska — 0.3%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series A	5.000%	12/1/27	315,000	334,111	(e)
State Capital Project II, Series B	5.000%	12/1/37	1,985,000	2,457,252
State Capital Project II, Series B	5.000%	12/1/38	1,515,000	1,870,237
State Capital Project II, Series B	5.000%	12/1/39	1,000,000	1,231,750
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	5,700,000	6,727,653	(a)
Total Alaska				12,621,003
Arizona — 2.4%
Arizona State Board of Regents University System Revenue:
Series D	5.000%	7/1/41	3,450,000	3,934,414
Series D	5.000%	7/1/46	2,500,000	2,833,075
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Series A, Refunding, SD Credit Program	5.000%	7/1/48	1,800,000	2,078,622
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	1,300,000	1,486,602

See Notes to Financial Statements.

12	Western Asset Managed Municipals Fund 2021 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/47	$1,505,000	$1,720,080
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	1,000,000	1,141,050
Basis School Project, Series D, Refunding	5.000%	7/1/37	600,000	678,672	(d)
Basis School Project, Series D, Refunding	5.000%	7/1/47	860,000	956,372	(d)
Basis School Project, Series D, Refunding	5.000%	7/1/51	2,580,000	2,862,845	(d)
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A	4.000%	2/1/50	4,000,000	4,465,960
Arizona State IDA, Revenue Bonds:
Lincoln South Beltway Project	5.000%	2/1/26	2,490,000	2,988,548
Lincoln South Beltway Project	5.000%	8/1/27	1,205,000	1,497,791
Lincoln South Beltway Project	5.000%	2/1/28	2,760,000	3,466,532
Lincoln South Beltway Project	5.000%	8/1/28	2,355,000	2,988,095
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	37,990,000	43,222,363	(a)(b)(c)
Maricopa County, AZ, IDA, Education Revenue:
Great Hearts Arizona Project, Series A, SD Credit Program	5.000%	7/1/52	1,000,000	1,158,140
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/37	300,000	354,900
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/48	600,000	696,114
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/39	700,000	844,144
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/49	1,300,000	1,536,249
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	5,235,000	5,834,355	(d)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies, Refunding	5.000%	7/1/46	1,300,000	1,416,467
Queen Creek, AZ, Excise Tax & State Shared Revenue:
Series A	5.000%	8/1/42	1,640,000	2,002,161
Series A	5.000%	8/1/47	2,000,000	2,421,980
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.250%	12/1/28	12,000,000	15,145,680
Total Arizona				107,731,211

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Annual Report	13

Schedule of investments (cont’d)

February 28, 2021

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — 12.6%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	$6,750,000	$7,959,532
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	2,250,000	2,632,410
Anaheim, CA, Public Financing Authority Lease Revenue:
Series A, Refunding	5.000%	5/1/33	1,750,000	1,931,125
Series A, Refunding	5.000%	5/1/34	1,350,000	1,487,376
Series A, Refunding	5.000%	5/1/46	9,000,000	9,790,110
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series A (SIFMA Municipal Swap Index Yield + 1.250%)	1.280%	4/1/27	27,000,000	27,877,500	(b)(c)
California State CSCDA Community Improvement Authority, Essential Housing Revenue, Series A	4.000%	8/1/56	5,250,000	5,682,285
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	7,500,000	8,930,100
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	1,500,000	1,771,920
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	5,000,000	6,020,850
California State MFA Revenue:
Orange County Civic Center, Series A	5.000%	6/1/48	7,000,000	8,343,650
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	8,085,000	9,543,857	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/47	9,700,000	11,390,031	(a)
Senior Lien, LINXS APM Project, Series B	5.000%	6/1/48	2,000,000	2,344,320	(a)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	1,200,000	1,345,392	(a)
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project	5.000%	7/1/29	2,000,000	2,440,740	(d)
San Diego County Water Authority Desalination Project	5.000%	11/21/45	8,000,000	9,395,440	(d)

See Notes to Financial Statements.

14	Western Asset Managed Municipals Fund 2021 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	$7,300,000	$8,687,511	(d)
California State University Revenue, Systemwide, Series A	4.000%	11/1/45	1,500,000	1,681,860
California State, GO, Various Purpose	4.000%	3/1/46	4,000,000	4,619,160
California Statewide CDA Revenue:
American Baptist Homes of the West, Refunding	5.000%	10/1/45	2,550,000	2,800,334
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	11,815,000	12,038,067	(d)
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	15,950,000	19,115,915
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	19,150,000	19,868,891
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	2,500,000	3,184,525
Natural Gas Purchase, Series A	5.500%	11/15/37	3,730,000	5,357,287
Long Beach, CA, Harbor Revenue, Series A	5.000%	5/15/39	2,000,000	2,448,620
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/40	2,250,000	2,490,030
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series A	5.000%	7/1/38	6,000,000	7,511,040
Senior Proposition C, Series A	5.000%	7/1/39	4,000,000	4,995,920
Senior Proposition C, Series B	5.000%	7/1/34	1,000,000	1,262,770
Senior Proposition C, Series B	5.000%	7/1/36	5,000,000	6,285,850
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	6,500,000	7,702,435	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/37	1,500,000	1,835,175	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	3,345,000	4,081,669	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/39	3,000,000	3,651,720	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	4,500,000	5,380,695	(a)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Annual Report	15

Schedule of investments (cont’d)

February 28, 2021

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Los Angeles International Airport, Subordinated, Series F	4.000%	5/15/49	$3,525,000	$3,922,831	(a)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Power System, Series A	5.000%	7/1/47	7,500,000	8,885,925
Power System, Series A, Refunding	5.000%	7/1/46	2,000,000	2,323,100
Power System, Series B, Refunding	5.000%	7/1/39	11,020,000	13,225,102
Series C	5.000%	7/1/37	4,825,000	5,894,558
Series C	5.000%	7/1/38	1,000,000	1,218,950
Series C	5.000%	7/1/42	13,000,000	15,710,240
Series E	5.000%	7/1/44	10,000,000	11,339,200
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	8,400,000	10,309,740
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	2,200,000	2,510,728	(d)
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	7,000,000	10,773,840
Series A	6.500%	11/1/39	7,265,000	11,487,709
Series B	7.000%	11/1/34	26,500,000	40,786,680
Series B	6.500%	11/1/39	13,000,000	20,556,120
Series C	6.125%	11/1/29	5,735,000	7,164,391
Series C	7.000%	11/1/34	20,000,000	30,782,400
Series C	6.500%	11/1/39	1,290,000	2,039,800
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	5,990,000	6,595,409	(b)(c)
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	12,000,000	12,664,680
Riverside County, CA, Transportation Commission Sales Tax Revenue:
Series B, Refunding	5.000%	6/1/38	7,100,000	8,723,131
Series B, Refunding	5.000%	6/1/39	9,930,000	12,173,584
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien, Series A	5.750%	6/1/44	1,500,000	1,635,600
Senior Lien, Series A	5.750%	6/1/48	3,700,000	4,033,407
Riverside, CA, USD Financing Authority Revenue:
Superior Lien, Series A	5.000%	9/1/32	1,375,000	1,451,464
Superior Lien, Series A	5.000%	9/1/37	1,280,000	1,346,419

See Notes to Financial Statements.

16	Western Asset Managed Municipals Fund 2021 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Roseville, CA, Natural Gas Financing Authority Revenue, Series 2007	5.000%	2/15/27	$4,000,000	$4,898,560
San Bernardino, CA, USD Revenue, COP:
2019 School Financing Project, AGM	5.000%	10/1/36	3,995,000	4,899,668
2019 School Financing Project, AGM	5.000%	10/1/38	1,750,000	2,133,198
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	11,700,000	13,805,415
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A	5.000%	5/1/49	4,500,000	5,395,635	(a)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/37	1,155,000	1,405,485	(a)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	1,500,000	1,784,250	(a)
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	5,280,000	6,378,715
Santa Clara, CA, Electric Revenue, Series A, Refunding	5.000%	7/1/30	4,000,000	4,063,400	(e)
South Whittier School District, GO:
Series B, AGM	4.000%	8/1/46	1,365,000	1,527,681
Series B, AGM	4.000%	8/1/48	2,270,000	2,537,656
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	15,000,000	18,294,300	(f)
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/25	1,750,000	2,063,758
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/27	1,000,000	1,244,420
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	3,200,000	3,895,104
University of California, CA, Revenue, Limited Project, Series K	5.000%	5/15/35	6,000,000	7,206,780
Total California				572,975,145
Colorado — 2.3%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	774,000	807,135

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Annual Report	17

Schedule of investments (cont’d)

February 28, 2021

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Broadway Station Metropolitan District #3, CO, GO:
Series A	5.000%	12/1/39	$750,000	$817,703
Series A	5.000%	12/1/49	1,000,000	1,085,370
Colorado State Educational & Cultural Facilities Authority Revenue:
University of Denver Project, Series A	5.000%	3/1/43	3,700,000	4,319,343
University of Denver Project, Series A	5.000%	3/1/47	4,900,000	5,687,822
Colorado State Health Facilities Authority Revenue:
Adventhealth Obligated, Series A	4.000%	11/15/43	10,000,000	11,422,800
Commonspirit Health Initiatives, Series B-1, Refunding	5.000%	8/1/25	9,400,000	10,798,908	(b)(c)
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	6,000,000	7,089,720	(b)(c)
Commonspirit Health Project, Series A-1	4.000%	8/1/44	4,500,000	4,993,965
Commonspirit Health Project, Series A-2	4.000%	8/1/49	750,000	828,622
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	4,950,000	5,455,296
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	1,500,000	1,683,315
C-470 Express Lanes	5.000%	12/31/51	1,600,000	1,792,320
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AGM	5.000%	12/1/50	1,500,000	1,790,820
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	29,000,000	43,471,580
Regional Transportation District, CO:
Denver Transit Partners Eagle P3 Project, Series A, Refunding	4.000%	7/15/36	1,000,000	1,170,380
Denver Transit Partners Eagle P3 Project, Series A, Refunding	3.000%	7/15/37	1,000,000	1,022,520
Total Colorado				104,237,619
Connecticut — 1.2%
Connecticut Airport Authority, Customer Facility Charge Revenue, Ground Transportation, Center Project, Series A	5.000%	7/1/49	2,000,000	2,293,940	(a)
Connecticut State HEFA Revenue:
Sacred Heart University Inc., Series G	5.125%	7/1/26	1,300,000	1,321,281	(e)
Sacred Heart University Inc., Series G	5.375%	7/1/31	1,225,000	1,246,058	(e)
Sacred Heart University Inc., Series G	5.625%	7/1/41	6,500,000	6,617,130	(e)

See Notes to Financial Statements.

18	Western Asset Managed Municipals Fund 2021 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Connecticut — continued
Connecticut State Special Tax Obligation Revenue:
Transportation Infrastructure Purpose, Series A	5.000%	5/1/35	$4,250,000	$5,406,127
Transportation Infrastructure Purpose, Series A	5.000%	1/1/38	7,745,000	9,371,837
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	5/1/34	2,400,000	3,068,688
Connecticut State, GO:
Series A	5.000%	4/15/30	2,250,000	2,881,552
Series A	5.000%	4/15/34	2,000,000	2,510,340
Series A	5.000%	4/15/35	4,895,000	6,003,669
Series A	5.000%	4/15/36	2,300,000	2,869,641
Series A	5.000%	4/15/39	1,650,000	2,039,268
Series E	5.000%	10/15/34	5,360,000	6,447,705
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	3,850,000	4,295,368	(d)
Total Connecticut				56,372,604
Delaware — 0.6%
Delaware State EDA Revenue, Acts Retirement Communities	5.000%	11/15/48	3,000,000	3,445,650
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	3,000,000	3,493,590
Delaware State Transportation Authority Revenue:
US 301 Project	5.000%	6/1/45	3,070,000	3,507,751
US 301 Project	5.000%	6/1/55	13,750,000	15,619,588
Total Delaware				26,066,579
District of Columbia — 0.4%
District of Columbia Revenue:
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	9,250,000	10,761,912
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	7,200,000	8,324,280
Total District of Columbia				19,086,192
Florida — 4.9%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/42	3,500,000	4,111,520	(a)
Series 2017	5.000%	10/1/47	3,350,000	3,907,809	(a)
Series A	5.000%	10/1/25	2,000,000	2,365,840	(a)
Series A	5.000%	10/1/26	1,500,000	1,817,955	(a)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Annual Report	19

Schedule of investments (cont’d)

February 28, 2021

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Series A	5.000%	10/1/28	$1,500,000	$1,887,825	(a)
Series A	5.000%	10/1/45	22,000,000	25,057,560	(a)
Broward County, FL, Port Facilities Revenue:
Series B	5.000%	9/1/32	10,375,000	12,915,422	(a)
Series B	5.000%	9/1/33	8,610,000	10,650,484	(a)
Broward County, FL, School Board, COP:
Series B, Refunding	5.000%	7/1/31	8,750,000	10,214,137
Series B, Refunding	5.000%	7/1/32	8,000,000	9,331,200
Cape Coral, FL, Water & Sewer Revenue, Refunding	5.000%	10/1/39	5,000,000	6,099,750
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/26	2,500,000	2,852,600
FAU Finance Corporation Florida Capital Improvement Revenue:
Student Housing Project, Series A, Refunding	5.000%	7/1/36	4,000,000	4,965,360
Student Housing Project, Series A, Refunding	5.000%	7/1/38	4,000,000	4,935,080
Student Housing Project, Series A, Refunding	5.000%	7/1/39	2,500,000	3,076,625
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	3,030,000	3,394,145	(d)
Florida State Mid-Bay Bridge Authority Revenue:
First Senior Lien, Series A, Refunding	5.000%	10/1/40	2,000,000	2,264,620
Series A, Refunding	5.000%	10/1/28	500,000	581,910
Series A, Refunding	5.000%	10/1/29	2,720,000	3,150,522
Series A, Refunding	5.000%	10/1/35	5,000,000	5,709,500
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	4,750,000	5,599,062	(a)
Priority Subordinated, Series A	5.000%	10/1/47	3,725,000	4,360,113	(a)
Jacksonville, FL:
Better Jacksonville Sales Tax Revenue, Refunding	5.000%	10/1/26	6,250,000	6,705,250
Transportation Revenue, Series A, Refunding	5.000%	10/1/27	2,830,000	3,044,712	(e)
Transportation Revenue, Series A, Refunding	5.000%	10/1/29	9,000,000	9,682,830	(e)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/40	1,625,000	1,884,756
Series A, Refunding	4.000%	10/1/41	1,000,000	1,155,570
Series A, Refunding	5.000%	10/1/41	7,250,000	8,438,420
Series A, Refunding	5.000%	10/1/49	12,900,000	15,435,108	(a)
Series B, Refunding	5.000%	10/1/40	3,000,000	3,549,240	(a)

See Notes to Financial Statements.

20	Western Asset Managed Municipals Fund 2021 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/47	$6,500,000	$7,607,860
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	4,750,000	5,139,262
Orlando & Orange County, FL, Expressway Authority Revenue, Refunding	5.000%	7/1/22	1,750,000	1,861,318
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	1,750,000	2,012,535
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	1,275,000	1,349,511
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B	2.625%	6/1/25	2,000,000	2,024,500
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B-1	3.000%	6/1/27	5,665,000	5,788,157
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	850,000	9	*(g)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	713,118	627,544	*(g)
Sarasota County, FL, Public Hospital Board Revenue:
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.250%	7/1/24	4,165,000	4,693,372
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.500%	7/1/28	3,485,000	4,292,265
Tampa, FL, Hospital Revenue:
H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,500,000	1,684,515
H. Lee Moffitt Cancer Center Project, Series B	5.000%	7/1/50	2,650,000	3,256,585
Tampa, FL, Sports Authority Revenue, Tampa Bay Arena Project, NATL, GTD	6.100%	10/1/26	1,000,000	1,140,210
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	2,750,000	3,192,008
Total Florida				223,814,576
Georgia — 1.2%
Atlanta, GA, Water & Wastewater Revenue, Series A, NATL	5.500%	11/1/27	1,000,000	1,215,910

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Annual Report	21

Schedule of investments (cont’d)

February 28, 2021

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Brookhaven, GA, Development Authority Revenue:
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	$1,500,000	$1,723,065
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/49	7,000,000	7,975,310
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A	5.000%	4/1/50	1,500,000	1,842,135
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, Refunding, NATL	5.625%	10/1/26	795,000	897,579
Fulton County, GA, Development Authority Revenue:
Georgia Institute of Technology	5.000%	6/15/44	1,750,000	2,121,175
Wellstar Health System, Inc. Project, Series A	4.000%	4/1/50	3,250,000	3,668,243
Georgia State Higher Education Facilities Authority Revenue:
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/34	1,100,000	1,372,932
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/35	1,000,000	1,244,670
Georgia State Municipal Electric Authority Power Revenue:
Plant Vogtle Units 3&4 Project, Series A	5.000%	1/1/49	2,000,000	2,362,940
Project One Subordinated, Series A	5.000%	1/1/45	1,950,000	2,399,144
Project One, Series A	5.000%	1/1/50	2,250,000	2,750,580
Series EE, AMBAC	7.250%	1/1/24	500,000	593,545
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.500%	9/15/26	10,000,000	12,362,300
Series A	5.000%	5/15/34	2,000,000	2,432,460
Series A	5.000%	5/15/43	1,300,000	1,540,838
Series B	5.000%	3/15/22	5,000,000	5,239,500
Series C	4.000%	9/1/26	4,570,000	5,259,567	(b)(c)
Milledgeville, GA, Water & Sewer Revenue, Refunding, AGM	6.000%	12/1/21	110,000	114,107
Total Georgia				57,116,000

See Notes to Financial Statements.

22	Western Asset Managed Municipals Fund 2021 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — 12.2%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/46	$1,625,000	$1,840,069
Series 2018	5.000%	4/1/38	1,200,000	1,404,504
Series 2018	5.000%	4/1/42	4,400,000	5,104,000
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	800,000	934,360
Dedicated, Series G, Refunding	5.000%	12/1/44	1,750,000	1,998,693
Dedicated, Series H	5.000%	12/1/36	1,500,000	1,742,970
Dedicated, Series H	5.000%	12/1/46	1,000,000	1,138,990
Series A	5.000%	12/1/33	3,400,000	4,103,766
Series A	5.000%	12/1/34	3,250,000	3,911,440
Series A	5.000%	12/1/36	2,800,000	3,342,724
Series A	5.000%	12/1/37	2,750,000	3,271,840
Series A	5.000%	12/1/39	2,000,000	2,365,960
Series A	5.000%	12/1/40	1,840,000	2,170,262
Series A	5.000%	12/1/41	1,000,000	1,175,050
Series B, Refunding	5.000%	12/1/36	1,300,000	1,551,979
Series C, Refunding	5.000%	12/1/25	2,400,000	2,783,808
Series D	5.000%	12/1/46	3,250,000	3,744,780
Chicago, IL, GO:
Series 2002B	5.500%	1/1/33	6,000,000	6,674,100
Series 2003B, Refunding	5.500%	1/1/33	2,510,000	2,791,999
Series 2005B, Refunding	5.500%	1/1/33	4,000,000	4,449,400
Series 2005B, Refunding	5.500%	1/1/40	4,500,000	4,979,655
Series A	5.000%	1/1/44	17,775,000	20,177,113
Series A, Refunding	5.000%	1/1/27	4,000,000	4,700,520
Series A, Refunding	5.000%	1/1/28	11,750,000	13,999,772
Series A, Refunding	5.250%	1/1/33	3,250,000	3,509,253
Series A, Refunding	5.000%	1/1/35	3,800,000	4,067,444
Series A, Refunding	6.000%	1/1/38	7,945,000	9,419,354
Series C, Refunding	5.000%	1/1/25	1,420,000	1,603,180
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/35	2,250,000	2,623,995
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,500,000	1,740,315
Senior Lien, Series D	5.000%	1/1/47	9,625,000	11,133,430
Senior Lien, Series G	5.000%	1/1/47	1,645,000	1,881,452	(a)
Senior Lien, Series G	5.000%	1/1/52	1,520,000	1,734,153	(a)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Annual Report	23

Schedule of investments (cont’d)

February 28, 2021

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Series A, Refunding	5.000%	1/1/34	$8,190,000	$9,320,793	(a)
Series C	5.000%	1/1/31	3,250,000	3,718,390	(a)
Series C	5.000%	1/1/32	3,325,000	3,797,482	(a)
Series C	5.000%	1/1/33	3,000,000	3,420,240	(a)
Series C	5.000%	1/1/34	2,800,000	3,186,596	(a)
Series C	5.000%	1/1/35	500,000	568,830	(a)
Series C	5.000%	1/1/46	7,000,000	7,876,960	(a)
Series D, Refunding	5.000%	1/1/46	1,000,000	1,137,260
TrIPS Obligated Group	5.000%	7/1/48	3,850,000	4,463,343	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	5,125,000	5,879,195
Second Lien, Series A, Refunding	4.000%	12/1/50	5,000,000	5,521,200
Second Lien, Series A, Refunding	4.000%	12/1/55	2,800,000	3,087,560
Second Lien, Series A, Refunding	5.000%	12/1/55	2,000,000	2,426,480
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/44	6,000,000	6,650,940
Second Lien, Series A	5.000%	1/1/47	1,600,000	1,861,232
Second Lien, Series B, Refunding	5.000%	1/1/36	4,025,000	4,777,957
Second Lien, Series B, Refunding	5.000%	1/1/38	1,000,000	1,181,430
Second Lien, Series C, Refunding	5.000%	1/1/39	2,000,000	2,289,860
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/39	11,840,000	13,364,992
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,000,000	1,239,090
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	1,000,000	1,231,850
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/34	6,000,000	7,365,060
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/36	2,390,000	2,919,218
Cook County, IL, Sales Tax Revenue:
Series A, Refunding	4.000%	11/15/39	3,000,000	3,499,830
Series A, Refunding	4.000%	11/15/41	3,750,000	4,344,937
Elk Grove Village, IL, GO:
Cook and DuPage Counties	5.000%	1/1/34	1,350,000	1,635,660
Cook and DuPage Counties, Refunding	5.000%	1/1/36	1,300,000	1,565,655
Illinois Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/29	2,000,000	2,357,160
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	5.000%	10/1/29	1,000,000	1,146,340
Benedictine University, Refunding	5.000%	10/1/31	1,000,000	1,151,220
Benedictine University, Refunding	4.000%	10/1/33	715,000	746,145

See Notes to Financial Statements.

24	Western Asset Managed Municipals Fund 2021 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Northshore University Healthsystem, Series A	5.000%	8/15/35	$2,000,000	$2,566,980
Northshore University Healthsystem, Series A	4.000%	8/15/39	3,850,000	4,497,185
Northshore University Healthsystem, Series A	4.000%	8/15/41	1,750,000	2,031,365
OSF Healthcare System, Series A	4.000%	5/15/50	5,510,000	6,120,783
Park Place of Elmhurst, Series C	2.000%	5/15/55	657,750	19,733	*(g)
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/44	1,000,000	1,198,840
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	1,200,000	1,430,700
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/51	1,000,000	1,189,990
University of Illinois, Health Services Facilities Lease Revenue Bonds	4.000%	10/1/50	2,250,000	2,486,318
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue:
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	545,995
Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	2,000,000	2,187,620
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/28	2,000,000	2,335,520
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	1,250,000	1,553,850
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	2,450,000	3,095,967
Illinois State Toll Highway Authority Revenue:
Series A	5.000%	1/1/40	6,000,000	7,371,120
Series A	5.000%	1/1/42	4,500,000	5,430,105
Series A	5.000%	1/1/44	18,000,000	21,803,400
Illinois State University Revenue:
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/31	750,000	913,058
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/33	500,000	603,885
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/36	750,000	898,043
Illinois State, GO:
Series 2006	5.500%	1/1/30	2,800,000	3,495,800
Series 2014	5.250%	2/1/32	5,525,000	5,977,055
Series 2016	5.000%	1/1/33	2,500,000	2,770,650
Series 2016	5.000%	11/1/33	1,850,000	2,076,496
Series 2016, Refunding	5.000%	2/1/27	24,345,000	28,419,866

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Annual Report	25

Schedule of investments (cont’d)

February 28, 2021

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Series 2016, Refunding	5.000%	2/1/29	$1,300,000	$1,496,716
Series A	5.000%	5/1/39	3,000,000	3,406,710
Series A, Refunding	5.000%	10/1/28	3,000,000	3,582,420
Series A, Refunding	5.000%	10/1/30	5,450,000	6,417,974
Series B, Refunding	5.000%	10/1/28	6,000,000	7,164,840
Series B, Refunding	5.000%	10/1/29	9,250,000	10,954,312
Series D	5.000%	11/1/27	33,045,000	38,501,721
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	1,000,000	1,168,030
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	23,715,000	26,169,977
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	25,340,000	30,111,015
Metropolitan Water Reclamation District of Greater Chicago, IL, GO:
Green Bond, Series A	5.000%	12/1/44	11,000,000	12,604,240
Green Bond, Series B	5.000%	12/1/39	10,095,000	11,579,268
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	9,080,000	9,664,116
Series A, Refunding, NATL	6.000%	7/1/29	25,805,000	32,390,436
Total Illinois				558,035,334
Indiana — 1.5%
Ball State University, IN, Board of Student Fee Bonds:
Series S	4.000%	7/1/36	1,800,000	2,088,558
Series S	4.000%	7/1/37	750,000	867,293
Series S	4.000%	7/1/38	800,000	922,448
Indiana State Finance Authority Hospital Revenue, Indiana University Health Obligated Group, Series B, Refunding	1.650%	7/1/22	4,250,000	4,301,807	(b)(c)(e)
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	5,000,000	5,619,500
Private Activity, Ohio River Bridge	5.000%	7/1/40	5,000,000	5,361,650	(a)
Indiana State Finance Authority Wastewater Utility Revenue, Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	10,225,000	12,139,427
Indianapolis, IN, Local Public Improvement Bond Bank:
Fieldhouse Project, Series B	1.450%	6/1/21	9,000,000	9,003,510

See Notes to Financial Statements.

26	Western Asset Managed Municipals Fund 2021 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Indiana — continued
Indianapolis Airport Authority Project, Series A	5.000%	1/1/27	$4,110,000	$5,000,760	(a)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/28	5,000,000	6,193,450	(a)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/29	5,500,000	6,920,155	(a)
Northern Indiana Commuter Transportation District, Industrial Revenue, Limited Obligation Revenue	5.000%	7/1/41	2,500,000	2,934,225
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	5,000,000	5,619,700	(a)
Total Indiana				66,972,483
Iowa — 0.0%††
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	2,495,000	2,544,651
Kansas — 0.3%
Sedgwick County, KS, Public Building Commission Revenue:
Series 3	5.000%	2/1/39	4,355,000	4,941,227
Series 3	5.000%	2/1/44	3,000,000	3,379,200
Wyandotte County/Kansas City, KS, Unified Government Utility System Revenue:
Improvement, Series A	5.000%	9/1/40	2,000,000	2,295,640
Improvement, Series A	5.000%	9/1/45	3,000,000	3,420,600
Total Kansas				14,036,667
Kentucky — 2.5%
Kentucky State Economic Development Finance Authority, Commonspirit Health Project, Series A, Refunding	5.000%	8/1/44	5,000,000	6,056,050
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	3,900,000	4,709,055
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	28,250,000	32,338,622	(b)(c)
Series C	4.000%	6/1/25	45,400,000	50,882,050	(b)(c)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	5,750,000	5,832,398	(b)(c)
Norton Healthcare Inc., Series A	5.000%	10/1/37	2,100,000	2,589,552
Norton Healthcare Inc., Series A	5.000%	10/1/38	1,500,000	1,844,385

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Annual Report	27

Schedule of investments (cont’d)

February 28, 2021

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Kentucky — continued
Norton Healthcare Inc., Series A	4.000%	10/1/39	$1,000,000	$1,133,370
Owensboro, KY, Electric Light & Power System Revenue:
Series B, Refunding	4.000%	1/1/25	2,250,000	2,504,520
Series B, Refunding	5.000%	1/1/26	1,200,000	1,420,908
Series B, Refunding	5.000%	1/1/27	3,000,000	3,633,210
Total Kentucky				112,944,120
Louisiana — 0.8%
Louisiana State Offshore Terminal Authority Revenue:
Loop LLC Project, Series A	1.650%	12/1/23	3,010,000	3,053,254	(b)(c)
Loop LLC Project, Series A	1.650%	12/1/23	7,025,000	7,125,949	(b)(c)
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gateway	5.000%	7/1/46	4,750,000	5,382,130
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	2,340,000	2,802,337
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.125%	7/1/24	3,100,000	3,168,789	(b)(c)
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	7,400,000	7,602,982	(b)(c)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	6,200,000	6,425,184	(b)(c)
Total Louisiana				35,560,625
Maryland — 0.4%
Baltimore, MD, Water Project Revenue:
Series A	4.000%	7/1/44	4,000,000	4,624,680
Series A	4.000%	7/1/49	5,750,000	6,607,843
Maryland State EDC, EDR:
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/30	1,000,000	1,166,310
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/35	2,000,000	2,286,020
Maryland State EDC, Student Housing Revenue:
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/35	2,080,000	2,399,966
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/43	1,000,000	1,136,410
Maryland State Health & Higher EFA Revenue, Lifebridge Health	6.000%	7/1/41	1,500,000	1,528,785	(e)
Total Maryland				19,750,014

See Notes to Financial Statements.

28	Western Asset Managed Municipals Fund 2021 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — 1.5%
Massachusetts State Bay Transportation Authority, Sales Tax Revenue, Senior, Series A	5.000%	7/1/45	$1,500,000	$1,727,985
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series A, Refunding	5.000%	1/1/34	6,750,000	8,433,788
Massachusetts State DFA Revenue:
Boston University, Series BB1	5.000%	10/1/46	5,000,000	5,853,700
Foxborough Regional Charter, Refunding	5.000%	7/1/42	2,400,000	2,665,800
Milford Regional Medical Center, Series F	5.750%	7/15/43	1,500,000	1,593,825
UMass Boston Student Housing Project	5.000%	10/1/48	4,050,000	4,296,362
UMass Memorial Health Care, Series I, Refunding	5.000%	7/1/46	1,930,000	2,188,041
Visual & Performing Arts Project	6.000%	8/1/21	595,000	609,393
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	1,750,000	2,077,285
WGBH Educational Foundation, Refunding	5.000%	1/1/40	2,200,000	2,599,564
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	8,870,000	10,569,048
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/34	4,170,000	5,220,298	(a)
Series A	5.000%	7/1/35	4,155,000	5,183,196	(a)
Series A, Refunding	5.000%	7/1/36	700,000	870,156	(a)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/40	11,250,000	12,602,250
Total Massachusetts				66,490,691
Michigan — 2.1%
Detroit, MI, Downtown Development Authority Revenue:
Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	1,600,000	1,804,128
Series A, Refunding, AGM	5.000%	7/1/48	4,000,000	4,492,160
Detroit, MI, Water Supply System Revenue:
Second Lien, Series B, Unrefunded, AGM	6.250%	7/1/36	20,000	20,084
Senior Lien, Great Lakes Water Authority	5.000%	7/1/41	5,020,000	5,100,922	(e)
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	17,700,000	20,896,089
Senior Lien, Series C, Refunding	5.000%	7/1/35	2,700,000	3,248,991

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Annual Report	29

Schedule of investments (cont’d)

February 28, 2021

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.750%	7/1/44	$4,970,000	$5,195,240	(d)
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	4,100,000	4,564,817
Henry Ford Health System, Refunding	5.000%	11/15/41	2,155,000	2,530,035
Henry Ford Health System, Series A	4.000%	11/15/50	3,250,000	3,634,085
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-1, Refunding	5.000%	7/1/44	6,845,000	7,288,009	(e)
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-1, Refunding	5.000%	7/1/34	1,000,000	1,172,890
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	1,550,000	1,814,384
Tobacco Settlement Asset Backed Senior Bonds, Series A, Refunding	4.000%	6/1/49	2,950,000	3,303,499
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	2,100,000	2,511,054
Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/41	2,240,000	2,791,174
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	13,500,000	13,837,230	(a)(b)(c)
I-75 Improvement Project	5.000%	12/31/43	7,300,000	8,711,309	(a)
Walled Lake Consolidated School District, GO	5.000%	5/1/50	3,500,000	4,464,740
Total Michigan				97,380,840
Minnesota — 0.2%
Western Minnesota Municipal Power Agency Revenue, Series A	5.000%	1/1/46	7,970,000	9,017,736	(e)
Mississippi — 0.1%
Lowndes County, MS, Solid Waste Disposal & PCR, Bonds, Weyerhaeuser Co. Project, Series A, Refunding	6.800%	4/1/22	3,000,000	3,195,270

See Notes to Financial Statements.

30	Western Asset Managed Municipals Fund 2021 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Missouri — 0.2%
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	$4,500,000	$5,422,005	(a)
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	2,800,000	3,100,496
Total Missouri				8,522,501
Nebraska — 0.2%
Douglas County, NE, Hospital Authority No 2, Revenue Bonds:
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/37	1,050,000	1,216,152
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/39	1,200,000	1,381,716
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/50	1,000,000	1,116,980
Nebraska Public Power District Revenue, Series D	5.000%	1/1/46	4,000,000	4,639,760
Total Nebraska				8,354,608
Nevada — 0.5%
Clark County, NV, GO, Stadium Improvements, Series A	5.000%	5/1/48	20,000,000	23,900,000
New Hampshire — 0.1%
National Finance Authority, NH, Solid Waste Disposal Revenue:
Waste Management, Inc. Project, Series A	2.150%	7/1/24	4,000,000	4,186,600	(a)(b)(c)
Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	2,500,000	2,616,625	(a)(b)(c)
Total New Hampshire				6,803,225
New Jersey — 8.5%
New Brunswick, NJ, Parking Authority Revenue:
Series 2017, GTD, AGM	5.000%	9/1/42	2,250,000	2,628,495
Series A, Refunding, GTD, BAM	5.000%	9/1/39	4,000,000	4,670,280
New Jersey Institute of Technology, GO, Series A	5.000%	7/1/45	17,500,000	19,572,525
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	2,500,000	2,754,975	(a)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,666,500	(a)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	1,000,000	1,107,710	(a)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Annual Report	31

Schedule of investments (cont’d)

February 28, 2021

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
School Facilities Construction, Refunding, State Appropriations, (SIFMA Municipal Swap Index Yield + 1.550%)	1.580%	9/1/27	$22,065,000	$22,087,065	(c)
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	3,900,000	4,657,536
School Facilities Construction, Series I, Refunding, State Appropriations, (SIFMA Municipal Swap Index Yield + 1.600%)	1.630%	3/1/28	20,000,000	20,033,400	(c)
School Facilities Construction, Series NN, Refunding	5.000%	3/1/29	10,000,000	10,746,900
School Facilities Construction, Series QQQ, State Appropriations	4.000%	6/15/46	2,500,000	2,720,000
School Facilities Construction, Series QQQ, State Appropriations	4.000%	6/15/50	2,000,000	2,167,780
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/30	13,000,000	14,858,220
Transit Transportation Project, Series A	5.000%	11/1/32	2,345,000	2,873,352
Transit Transportation Project, Series A	5.000%	11/1/34	5,500,000	6,677,440
New Jersey State EDA, Cigarette Tax Revenue:
Refunding	5.000%	6/15/21	7,500,000	7,601,175
Refunding	5.000%	6/15/25	4,545,000	4,758,479
New Jersey State EDA, Lease Revenue:
Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	6,450,000	7,629,511
State House Project, Series B	5.000%	6/15/43	3,365,000	3,932,373
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	7,500,000	8,383,425	(a)
Continental Airlines Inc. Project	5.625%	11/15/30	1,850,000	2,067,912	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,500,000	1,698,960	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	2,000,000	2,225,840	(a)
United Airlines Project	5.500%	6/1/33	5,000,000	5,440,700	(a)
New Jersey State EFA Revenue, Stevens Institute Of Technology, Green Bonds, Series A	5.000%	7/1/45	3,500,000	4,169,480
New Jersey State Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/41	8,500,000	8,664,560	(e)
Hackensack Meridian Health, Refunding	5.000%	7/1/37	1,750,000	2,093,297

See Notes to Financial Statements.

32	Western Asset Managed Municipals Fund 2021 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	$425,000	$507,246
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	7,000,000	8,284,850
University Hospital, Series A, AGM	5.000%	7/1/46	5,000,000	5,605,550
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series A, Refunding	5.000%	12/15/24	7,500,000	8,648,775
Transportation Program, Series AA	4.000%	6/15/39	3,000,000	3,330,810
Transportation Program, Series AA	5.000%	6/15/39	3,000,000	3,646,020
Transportation Program, Series AA	4.000%	6/15/40	4,000,000	4,425,640
Transportation Program, Series AA	5.250%	6/15/41	13,305,000	15,002,186
Transportation Program, Series AA	5.250%	6/15/43	15,900,000	18,859,467
Transportation Program, Series AA	4.000%	6/15/45	9,750,000	10,622,040
Transportation Program, Series AA	5.000%	6/15/45	5,000,000	5,548,450
Transportation Program, Series AA	5.000%	6/15/46	14,000,000	16,270,240
Transportation Program, Series BB	4.000%	6/15/36	8,250,000	9,162,945
Transportation Program, Series BB	4.000%	6/15/38	850,000	938,154
Transportation System, Series A, Refunding	5.000%	12/15/28	16,600,000	20,633,136
New Jersey State Turnpike Authority Revenue:
Series A	5.000%	1/1/48	5,000,000	6,060,650
Series A, Refunding	5.000%	1/1/35	4,900,000	5,824,924
Series G, Refunding	5.000%	1/1/36	22,270,000	27,047,583
New Jersey State, GO:
COVID-19 Emergency, Series A	5.000%	6/1/27	20,000,000	24,599,400
COVID-19 Emergency, Series A	5.000%	6/1/28	4,600,000	5,739,328
COVID-19 Emergency, Series A	5.000%	6/1/29	2,500,000	3,168,475
Rutgers, The State University of New Jersey, GO, Series M, Refunding	5.000%	5/1/33	4,000,000	4,656,360
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	2,920,000	3,474,712
Total New Jersey				389,944,831
New York — 11.9%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	6,000,000	7,138,500
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	7,500,000	8,814,450
MTA, NY, Transportation Revenue:
Green Bonds, Series A	5.000%	11/15/24	1,455,000	1,662,599
Green Bonds, Series A	5.000%	11/15/51	2,000,000	2,274,480

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Annual Report	33

Schedule of investments (cont’d)

February 28, 2021

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Green Bonds, Series C-1	4.750%	11/15/45	$2,000,000	$2,303,880
Green Bonds, Series C-1	5.250%	11/15/55	2,500,000	3,002,750
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	3,250,000	3,569,410
Green Bonds, Series C-2A, Refunding	4.000%	11/15/38	1,500,000	1,646,205
Green Bonds, Series D-1	5.000%	11/15/43	1,500,000	1,804,935
Green Bonds, Series D-3	4.000%	11/15/49	3,515,000	3,842,950
Green Bonds, Series E	5.000%	11/15/29	3,000,000	3,772,830
Green Bonds, Series E	5.000%	11/15/33	2,250,000	2,818,373
Green Bonds, Series E, Refunding	4.000%	11/15/45	8,500,000	9,345,920
Green Bonds, Series F	5.000%	11/15/24	1,360,000	1,554,045
Series A-2	5.000%	5/15/30	9,550,000	11,797,783	(b)(c)
Nassau County, NY, General Improvement, GO, Series B, AGM	5.000%	7/1/42	500,000	609,350
New York City, NY, GO, Series D-1	5.000%	3/1/43	3,000,000	3,695,460
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	2,550,000	2,863,013
Yankee Stadium Project, Refunding, AGM	4.000%	3/1/45	5,250,000	5,975,182
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2013, Unrefunded	5.000%	6/15/47	1,060,000	1,160,477
Subordinated, Series BB-1	5.000%	6/15/46	8,470,000	10,064,054
New York City, NY, TFA Future Tax Secured
Revenue:
Series C-1	4.000%	11/1/42	5,000,000	5,628,550
Series C-1	4.000%	5/1/43	19,955,000	22,661,696
Series S	4.000%	5/1/45	2,000,000	2,259,760
Series S	4.000%	5/1/47	7,000,000	7,889,560
Subordinated, Series B-1	5.000%	8/1/45	13,900,000	16,681,807
New York State Dormitory Authority Revenue:
Series A, Bidding Group 3	5.000%	3/15/43	10,000,000	12,001,000
Series B, Refunding	5.000%	2/15/43	10,000	12,658	(e)
Series B, Refunding	5.000%	2/15/43	9,390,000	11,332,885
Series E, Refunding	5.000%	3/15/34	25,000,000	29,694,000
New York State Dormitory Authority, Sales Tax
Revenue, Bidding Group 4, Series E, Refunding	5.000%	3/15/44	2,050,000	2,482,058
New York State Dormitory Authority, School Districts Revenue Financing Program:
Series A, AGM	5.000%	10/1/29	3,000,000	3,806,610

See Notes to Financial Statements.

34	Western Asset Managed Municipals Fund 2021 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Series A, AGM	5.000%	10/1/30	$5,825,000	$7,337,345
Series A, AGM	5.000%	10/1/32	4,000,000	4,991,480
Series A, AGM	5.000%	10/1/33	1,250,000	1,553,913
Series A, AGM	5.000%	10/1/34	1,750,000	2,167,848
New York State Dormitory Authority, State
Personal Income Tax Revenue, Bidding Group 4, Series A, Refunding	4.000%	3/15/46	13,085,000	14,796,256
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	9,460,000	10,291,061	(d)
4 World Trade Center Project, Refunding	5.750%	11/15/51	5,000,000	5,175,550
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	11,450,000	13,316,121
Junior Indebtedness Obligations, Subordinated, Series B, Refunding	4.000%	1/1/50	5,695,000	6,386,942
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	1,800,000	2,158,974	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	14,565,000	17,323,028	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	1,075,000	1,273,391	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	5,750,000	6,589,500	(a)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/31	1,200,000	1,515,888
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/32	1,600,000	1,998,208
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/33	1,600,000	1,990,560
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/34	1,250,000	1,553,838
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/35	2,000,000	2,484,880
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	4.000%	12/1/40	2,000,000	2,230,220

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Annual Report	35

Schedule of investments (cont’d)

February 28, 2021

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	$2,160,000	$2,428,747	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	29,170,000	32,667,775	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	2,825,000	3,145,129	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.250%	1/1/50	18,730,000	20,996,330	(a)
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Series C	5.000%	3/15/44	8,995,000	11,110,714
Port Authority of New York & New Jersey Revenue:
Consolidated Series 193, Refunding	5.000%	10/15/30	5,500,000	6,450,620	(a)
Consolidated Series 194, Refunding	5.000%	10/15/34	10,000,000	11,847,300
Consolidated Series 194, Refunding	5.000%	10/15/41	31,650,000	36,980,493
Consolidated Series 198, Refunding	5.000%	11/15/46	5,000,000	5,958,650
Consolidated Series 226, Refunding	5.000%	10/15/40	3,000,000	3,708,150	(a)(h)
Consolidated Series 226, Refunding	5.000%	10/15/41	1,750,000	2,158,415	(a)(h)
Series 221	4.000%	7/15/55	19,550,000	21,587,892	(a)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	14,825,000	18,597,666
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/54	6,275,000	7,075,564
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/54	27,025,000	33,698,013
MTA Bridges & Tunnels, Series C-2	5.000%	11/15/42	10,290,000	12,430,114
Troy, NY, Capital Resource Corp., Revenue:
Rensselaer Polytechnic Institute Project, Series 2020A, Refunding	5.000%	9/1/38	1,300,000	1,611,337
Rensselaer Polytechnic Institute Project, Series 2020A, Refunding	5.000%	9/1/39	1,250,000	1,545,213
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	1,000,000	1,247,780
Total New York				544,548,135
North Carolina — 1.2%
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	4.000%	7/1/44	1,650,000	1,868,361
Charlotte Douglas International Airport	4.000%	7/1/44	2,290,000	2,523,488	(a)
Charlotte Douglas International Airport	5.000%	7/1/49	2,335,000	2,792,216	(a)

See Notes to Financial Statements.

36	Western Asset Managed Municipals Fund 2021 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — continued
Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	$7,500,000	$9,177,825
Charlotte, NC, Lease Revenue, COP:
Convention Facility Project, Series A, Refunding	5.000%	6/1/46	3,500,000	4,289,460
Convention Facility Project, Series A, Refunding	4.000%	6/1/49	450,000	514,359
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
Carolinas Healthcare System, Series A	5.125%	1/15/37	2,000,000	2,005,140
Carolinas Healthcare System, Series A	5.250%	1/15/42	5,000,000	5,012,300
North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A	6.000%	1/1/26	1,310,000	1,373,587	(e)
North Carolina State Limited Obligation Revenue, Series A	5.000%	5/1/32	3,000,000	3,857,160
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/42	1,245,000	1,407,921
Series A, Refunding	5.000%	7/1/47	2,750,000	3,089,378
Series A, Refunding	5.000%	7/1/51	8,445,000	9,469,463
North Carolina State Turnpike Authority, Triangle Expressway System Revenue:
Senior Lien	5.000%	1/1/49	6,500,000	7,737,340
Senior Lien, Refunding	5.000%	1/1/32	1,100,000	1,292,115
Senior Lien, Refunding, AGM	5.000%	1/1/39	700,000	822,759
Total North Carolina				57,232,872
Ohio — 1.7%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/37	2,000,000	2,315,960
Senior Bonds, Series A-2, Refunding	4.000%	6/1/38	1,000,000	1,150,740
Senior Bonds, Series A-2, Refunding	4.000%	6/1/39	1,000,000	1,148,160
Senior Bonds, Series A-2, Refunding	4.000%	6/1/48	3,000,000	3,353,610
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	12,710,000	14,311,333
Franklin County, OH, Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	5,000,000	5,948,200
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, Series A, Refunding, FHA	6.600%	8/1/25	310,000	311,631

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Annual Report	37

Schedule of investments (cont’d)

February 28, 2021

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Indian Creek, OH, Local School District, GO, Series A, SD Credit Program	5.000%	11/1/45	$1,320,000	$1,573,414
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A	6.000%	11/15/41	5,000,000	5,203,900	(e)
Ohio State Air Quality Development Authority Revenue:
American Electric Company Project, Series A, Refunding	2.500%	10/1/29	7,500,000	8,071,275	(a)(b)(c)
American Electric Company Project, Series B, Refunding	2.500%	10/1/29	1,500,000	1,613,835	(a)(b)(c)
American Electric Company Project, Series D, Refunding	2.100%	10/1/24	24,750,000	25,737,277	(a)(b)(c)
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	545,000	672,421
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/36	1,000,000	1,226,370
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	2,350,000	2,652,468	(a)
Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,838,364	(a)
Total Ohio				77,128,958
Oklahoma — 0.0%††
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.875%	11/1/46	1,896,581	9,483	*(g)
Oregon — 0.3%
Medford, OR, Hospital Facilities Authority Revenue, Asante Projects, Series A, Refunding	5.000%	8/15/50	3,000,000	3,723,510
Oregon State Facilities Authority Revenue, Legacy Health System Project, Series A, Refunding	5.250%	5/1/21	5,000,000	5,040,250
Portland, OR, International Airport Revenue:
Series B, Refunding	5.000%	7/1/37	700,000	881,573
Series B, Refunding	5.000%	7/1/40	600,000	749,304
Series C, Refunding	5.000%	7/1/28	1,100,000	1,377,189	(a)
Tri-County Metropolitan Transportation District of Oregon, Payroll Tax Revenue, Senior Lien, Series A	5.000%	9/1/48	1,000,000	1,192,620
Total Oregon				12,964,446

See Notes to Financial Statements.

38	Western Asset Managed Municipals Fund 2021 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — 3.8%
Allegheny County, PA, HDA Revenue:
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/37	$4,500,000	$5,124,195
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	1,750,000	1,987,003
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	3,750,000	4,254,111
Allegheny County, PA, IDA Revenue, U.S. Steel Corp. Project, Refunding	6.750%	12/1/27	8,800,000	9,099,376
Bucks County, PA, IDA Revenue, U.S. Steel Corp. Project, Refunding	6.750%	6/1/26	15,000,000	15,510,300
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/31	2,000,000	2,471,760
Series 2018	5.000%	6/1/32	1,750,000	2,153,585
Series 2018	5.000%	6/1/34	1,000,000	1,219,830
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries	5.000%	1/1/38	975,000	1,136,002	(e)
Diakon Lutheran Social Ministries	5.000%	1/1/38	9,025,000	9,930,749
Penn State Health	4.000%	11/1/35	1,000,000	1,164,780
Penn State Health	4.000%	11/1/37	2,000,000	2,313,320
Dauphin County, PA, IDA Revenue, Dauphin Consolidated Water Supply, Series A	6.900%	6/1/24	2,400,000	2,864,232	(a)
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project — Millersville University	5.000%	7/1/47	2,700,000	2,761,614
Erie City, Erie County, PA, Water Authority, Water Revenue, Refunding	5.000%	12/1/43	2,000,000	2,386,920
General Authority of Southcentral Pennsylvania Revenue, Refunding	4.000%	6/1/49	4,720,000	5,330,202
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre, Series A, Refunding	5.000%	7/1/36	1,710,000	2,011,730
Montgomery County, PA, IDA, Retirement Communities Revenue, Acts Retirement-Life Communities, Series C	5.000%	11/15/45	1,500,000	1,790,880
Pennsylvania State Higher EFA Revenue:
Trustees of University of Pennsylvania, Series A	5.000%	2/15/48	6,750,000	8,061,322
University of Pennsylvania Health Systems Revenue, Series A	5.000%	8/15/24	1,000,000	1,022,080	(e)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Annual Report	39

Schedule of investments (cont’d)

February 28, 2021

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
University of Pennsylvania Health Systems Revenue, Series A	5.250%	8/15/25	$1,750,000	$1,790,618	(e)
University of Pennsylvania Health Systems, Series A	5.750%	8/15/41	2,000,000	2,050,960	(e)
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	2,500,000	3,074,950
Series A-1	5.000%	12/1/42	2,500,000	3,030,075
Series A-1	5.000%	12/1/47	3,975,000	4,784,469
Series B	5.000%	12/1/45	7,000,000	8,739,500
Subordinated, Series B	5.000%	12/1/50	3,750,000	4,653,037
Philadelphia, PA, Airport Revenue, Series B, Refunding	5.000%	7/1/47	2,000,000	2,306,040	(a)
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	6,750,000	8,513,707
Philadelphia, PA, GO:
Series B	5.000%	2/1/36	2,000,000	2,499,700
Series B	5.000%	2/1/37	2,400,000	2,986,800
Series B	5.000%	2/1/38	2,250,000	2,788,042
Philadelphia, PA, School District, GO:
Series A, State Aid Withholding	5.000%	9/1/30	2,705,000	3,188,167
Series A, State Aid Withholding	5.000%	9/1/34	810,000	951,159
Series A, State Aid Withholding	5.000%	9/1/35	1,200,000	1,406,820
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	5,000,000	6,073,350
Series A	5.000%	7/1/45	6,000,000	6,750,780
Series A, Refunding	5.000%	11/1/50	4,000,000	4,991,520
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	3,500,000	4,237,240
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	10,500,000	12,685,785
University of Pittsburgh—Of the Commonwealth System of Higher Education, Series 2019	0.390%	2/15/24	5,000,000	5,018,900	(c)
Total Pennsylvania				175,115,610
Puerto Rico — 2.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	23,155,000	24,375,500

See Notes to Financial Statements.

40	Western Asset Managed Municipals Fund 2021 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Puerto Rico Commonwealth Public Improvement Bonds, GO, Series A, Refunding	5.000%	7/1/41	$6,980,000	$5,453,125	*(g)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	4,790,000	4,322,975	*(g)
Series A	5.000%	7/1/42	8,550,000	7,716,375	*(g)
Series A	5.050%	7/1/42	1,950,000	1,759,875	*(g)
Series CCC	5.000%	7/1/21	35,000	31,588	*(g)
Series CCC	4.600%	7/1/24	10,000	9,000	*(g)
Series CCC	5.000%	7/1/24	1,000,000	902,500	*(g)
Series CCC	4.625%	7/1/25	30,000	27,000	*(g)
Series CCC	5.000%	7/1/28	625,000	564,062	*(g)
Series DDD, Refunding	3.300%	7/1/19	20,000	17,000	*(i)
Series DDD, Refunding	3.625%	7/1/21	435,000	379,538	*(g)
Series DDD, Refunding	5.000%	7/1/21	3,550,000	3,203,875	*(g)
Series TT	5.000%	7/1/17	35,000	30,625	*(i)
Series TT	5.000%	7/1/24	120,000	108,300	*(g)
Series TT	5.000%	7/1/37	3,930,000	3,546,825	*(g)
Series XX	5.250%	7/1/40	13,380,000	12,108,900	*(g)
Series ZZ, Refunding	5.250%	7/1/23	805,000	728,525	*(g)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	6,803,000	5,988,613
CAB, Restructured, Series A-1	0.000%	7/1/46	5,550,000	1,706,292
CAB, Restructured, Series A-1	0.000%	7/1/51	54,808,000	12,067,077
Restructured, Series A-1	4.550%	7/1/40	1,210,000	1,318,960
Restructured, Series A-1	5.000%	7/1/58	16,290,000	18,041,827
Restructured, Series A-2	4.329%	7/1/40	7,454,000	8,017,895
Restructured, Series A-2	4.329%	7/1/40	1,000,000	1,075,650
Restructured, Series A-2A	4.550%	7/1/40	16,210,000	17,669,710
Total Puerto Rico				131,171,612
Rhode Island — 0.1%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/34	1,600,000	1,826,288
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/39	4,000,000	4,554,240
Total Rhode Island				6,380,528

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Annual Report	41

Schedule of investments (cont’d)

February 28, 2021

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
South Carolina — 0.3%
South Carolina State Jobs, EDA Hospital Revenue, Palmetto Health, Series A, Refunding, AGM	6.500%	8/1/39	$3,500,000	$3,591,175	(e)
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/37	750,000	908,025	(a)
Series 2018	5.000%	7/1/38	1,600,000	1,932,240	(a)
Series 2018	5.000%	7/1/43	4,000,000	4,789,400	(a)
Series 2018	5.000%	7/1/48	2,750,000	3,270,905	(a)
Total South Carolina				14,491,745
South Dakota — 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	2,775,000	3,264,732
Tennessee — 1.5%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	6,250,000	7,267,062
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	2,000,000	2,394,280
Subordinated, Series B	5.000%	7/1/42	2,500,000	2,992,850
Subordinated, Series B, Refunding	5.000%	7/1/46	3,950,000	4,711,205
Metropolitan Nashville Airport Authority Revenue:
Subordinated, Series B	5.000%	7/1/27	1,800,000	2,216,610	(a)
Subordinated, Series B	5.000%	7/1/28	2,800,000	3,505,572	(a)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	33,250,000	37,743,737	(b)(c)
Series A	5.250%	9/1/24	5,040,000	5,798,722
Total Tennessee				66,630,038
Texas — 7.1%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF — GTD	5.000%	12/1/47	2,350,000	2,827,379
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	7,300,000	8,744,378
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/39	7,000,000	7,942,130	(a)
Series 2014	5.000%	11/15/44	8,500,000	9,614,350	(a)
Series 2019	5.000%	11/15/31	4,000,000	5,045,440	(a)

See Notes to Financial Statements.

42	Western Asset Managed Municipals Fund 2021 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Series 2019	5.000%	11/15/36	$4,765,000	$5,893,686	(a)
Series 2019B	5.000%	11/15/44	3,500,000	4,233,670	(a)
Bexar County Texas Hospital District:
Refunding	5.000%	2/15/32	2,000,000	2,492,380
Refunding	5.000%	2/15/33	2,500,000	3,111,525
Refunding	5.000%	2/15/34	1,000,000	1,244,820
Central Texas Regional Mobility Authority Revenue:
Refunding	5.000%	1/1/46	4,000,000	4,532,040
Senior Lien, Series E	4.000%	1/1/50	2,000,000	2,266,760
Series A, Senior Lien	5.000%	1/1/40	4,000,000	4,547,480
Series A, Senior Lien	5.000%	1/1/45	4,500,000	5,077,080
Central Texas Turnpike System Revenue, Subordinated, Series C, Refunding	5.000%	8/15/42	15,000,000	16,644,750
Dallas, TX, Waterworks & Sewer System Revenue, Series 2017	5.000%	10/1/46	8,000,000	9,663,040
Flatonia, TX, ISD, GO, School Building, Series 2019, PSF — GTD	5.000%	2/15/49	2,810,000	3,254,261
Forney, TX, ISD, GO, School Building, Series 2019, PSF — GTD	5.000%	2/15/49	1,630,000	1,917,385
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB, Step bond, Series B (0.000%to 10/1/23 then 5.450%)	0.000%	10/1/34	5,000,000	5,727,900
First Tier Toll Revenue, Series A	5.125%	10/1/43	2,000,000	2,123,120
Gulf Coast IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,005,950	(a)
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System, Series B	5.750%	7/1/27	1,820,000	2,210,645	(j)
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/27	4,000,000	4,541,840
Houston, TX, Airport System Revenue, Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	7,400,000	8,543,300	(a)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	3,000,000	3,414,270
Limestone County, TX, PFC Revenue, County Jail Project	5.750%	11/1/31	7,960,000	7,991,044

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Annual Report	43

Schedule of investments (cont’d)

February 28, 2017

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	$710,000	$830,203	(a)
Series 2017	5.000%	11/1/36	710,000	824,495	(a)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/28	4,000,000	4,260,800	(a)
Southwest Airlines Co. Project	5.250%	11/1/40	15,000,000	15,227,700
Matagorda County, TX, Navigation District No 1, PCR, Central Power and Light Company Project, Series A	2.600%	11/1/29	5,000,000	5,361,350
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project	5.000%	4/1/46	5,500,000	6,243,655
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, MRC Crestview, Refunding	5.000%	11/15/46	1,550,000	1,629,050
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/46	2,100,000	2,112,537
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/51	1,700,000	1,706,188
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series B	5.000%	7/1/46	1,700,000	1,222,419
North Texas Tollway Authority Revenue:
Series A, Refunding	4.000%	1/1/39	5,000,000	5,488,150
Series B, Refunding	5.000%	1/1/40	11,205,000	12,026,214
Series B, Refunding	5.000%	1/1/45	11,000,000	12,452,550
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	36,830,000	43,249,469
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue:
Refunding	5.000%	12/15/29	5,750,000	7,348,960
Refunding	5.000%	12/15/30	6,000,000	7,756,260
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series A	4.000%	6/30/39	1,300,000	1,484,522

See Notes to Financial Statements.

44	Western Asset Managed Municipals Fund 2021 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series A	4.000%	12/31/39	$1,000,000	$1,137,740
LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series A	4.000%	6/30/40	1,250,000	1,420,050
LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series L	4.000%	12/31/38	1,000,000	1,141,590
Segment 3C Project	5.000%	6/30/58	25,000,000	29,712,250	(a)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	9,000,000	10,062,450	(a)
Texas State Public Finance Authority Lease Revenue, Series A, Refunding	4.000%	2/1/38	5,000,000	5,856,300
West Harris County, TX, Regional Water Authority Revenue, Series 2019	4.000%	12/15/49	3,750,000	4,305,937
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	2,550,000	1,728,645	*(d)(g)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	850,000	421,762	*(g)
Total Texas				323,621,869
U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	6,245,000	6,259,551
Matching Fund Loan, Subordinated Lien, Series B	5.250%	10/1/29	200,000	196,576
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	4,790,000	4,800,873
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	3,900,000	3,917,862
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	1,300,000	1,306,279
Total U.S. Virgin Islands				16,481,141
Utah — 0.7%
Salt Lake City, UT, Airport Revenue:
Series A	5.000%	7/1/36	4,800,000	5,674,320	(a)
Series A	5.000%	7/1/37	3,500,000	4,126,780	(a)
Series B	5.000%	7/1/47	1,575,000	1,854,484
Utah Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/24	1,515,000	1,685,528

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Annual Report	45

Schedule of investments (cont’d)

February 28, 2021

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Utah — continued
Series 2019	5.000%	10/15/26	$1,115,000	$1,346,519
Series 2019	4.000%	10/15/30	2,025,000	2,380,347
Series 2019	4.000%	10/15/34	1,000,000	1,140,690
Series 2019	4.000%	10/15/39	1,750,000	1,965,233
Series 2021	3.000%	10/15/45	1,000,000	1,001,110
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	1,750,000	1,989,557
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	3,750,000	4,234,237
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/43	1,150,000	1,321,189
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/48	1,200,000	1,370,724
Total Utah				30,090,718
Vermont — 0.1%
University of Vermont & State Agricultural College, Green Bonds, Series A	5.000%	10/1/49	2,500,000	3,058,425
Virginia — 1.2%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	1,650,000	1,984,670
Virginia Hospital Center, Refunding	5.000%	7/1/27	1,000,000	1,242,480
Virginia Hospital Center, Refunding	5.000%	7/1/36	2,000,000	2,555,460
Virginia Hospital Center, Refunding	4.000%	7/1/38	850,000	989,604
Prince William County, VA, IDA, Student Housing Revenue, George Mason University Foundation, Prince William Housing LLC	5.125%	9/1/41	2,000,000	2,049,740	(e)
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	6,940,000	8,130,904	(a)
Series B, Refunding	5.000%	7/1/45	9,730,000	11,334,769	(a)
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	10,200,000	11,600,970
Senior Lien, Elizabeth River Crossing Opco LLC Project	5.000%	7/1/27	3,000,000	3,144,930	(a)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.250%	1/1/32	5,000,000	5,236,400	(a)
Series A	5.000%	1/1/33	1,665,000	2,032,615
Series A	5.000%	1/1/35	2,725,000	3,301,555
Total Virginia				53,604,097

See Notes to Financial Statements.

46	Western Asset Managed Municipals Fund 2021 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Washington — 1.5%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/33	$3,750,000	$4,599,637	(a)
Series 2019	5.000%	4/1/34	4,000,000	4,887,840	(a)
Series 2019	5.000%	5/1/43	8,500,000	9,823,535	(a)
Series 2019	4.000%	4/1/44	2,500,000	2,752,050	(a)
Series 2019	5.000%	4/1/44	4,000,000	4,757,160	(a)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	2,000,000	2,363,240	(b)(c)
Commonspirit Health, Series B-2, Refunding	5.000%	8/1/25	4,000,000	4,595,280	(b)(c)
Seattle Cancer Care Alliance, Refunding	4.000%	9/1/50	18,050,000	20,432,058
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/55	7,400,000	9,108,290
Washington State HFC Revenue, Presbyterian Retirement Communities North West Project, Series A, Refunding	5.000%	1/1/51	3,250,000	3,469,213	(d)
Total Washington				66,788,303
West Virginia — 0.2%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	7,050,000	8,768,860	(b)(c)
Wisconsin — 1.0%
La Crosse, WI, Resource Recovery Revenue, Northern States Power Co. Project, Refunding	6.000%	11/1/21	3,275,000	3,391,295	(a)
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	12,000,000	14,075,640
Public Finance Authority, WI, Hospital Revenue Bonds:
Renown Regional Medical Center Project, Series A	5.000%	6/1/34	1,750,000	2,239,458
Renown Regional Medical Center Project, Series A	5.000%	6/1/38	2,500,000	3,156,025
Public Finance Authority, WI, Limited Obligation Pilot Revenue:
American Dream @ Meadowlands Project, Series 2017	5.000%	12/1/27	6,350,000	6,517,703	(d)
American Dream @ Meadowlands Project, Series 2017	7.000%	12/1/50	8,100,000	8,948,961	(d)
Public Finance Authority, WI, Retirement Communities Revenue, Acts Retirement Life Communities, Inc., Series A	5.000%	11/15/41	1,750,000	2,107,665

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Annual Report	47

Schedule of investments (cont’d)

February 28, 2021

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — continued
Public Finance Authority, WI, Revenue Bonds, The Carmelite System, Inc. Obligated Group	5.000%	1/1/45	$3,000,000	$3,484,920
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	1,750,000	2,066,505
Total Wisconsin				45,988,172
Total Municipal Bonds (Cost — $4,071,173,178)				4,417,577,829
Municipal Bonds Deposited in Tender Option Bond Trust (k) —1.3%
New York — 1.3%
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Bidding Group 3, Series E, Refunding (Cost — $58,975,591)	4.000%	3/15/42	50,000,000	56,844,250
Total Investments before Short-Term Investments (Cost — $4,130,148,769)				4,474,422,079
Short-Term Investments — 2.3%
Municipal Bonds — 2.3%
Arizona — 0.1%
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA — Northern Trust Co.	0.010%	11/15/52	2,015,000	2,015,000	(l)(m)
California — 0.0%††
California State MFA Revenue:
Chevron USA Inc. Project, Series A	0.010%	11/1/35	400,000	400,000	(l)(m)
Chevron USA Inc. Project, Series A	0.010%	11/1/35	900,000	900,000	(l)(m)
Total California				1,300,000
Delaware — 0.0%††
University of Delaware Revenue, Series C, Refunding, SPA — TD Bank N.A.	0.010%	11/1/37	700,000	700,000	( l)(m)
Florida — 0.3%
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	0.060%	5/1/24	11,900,000	11,900,000	( a)(l)(m)
Indiana — 0.1%
Indiana State Finance Authority Hospital Revenue:
Parkview Health System Obligated Group, Series B, Refunding, LOC — Wells Fargo Bank N.A.	0.010%	11/1/39	2,880,000	2,880,000	(l)(m)
Parkview Health System Obligated Group, Series D, LOC — Wells Fargo Bank N.A.	0.010%	11/1/39	2,900,000	2,900,000	(l)(m)
Total Indiana				5,780,000

See Notes to Financial Statements.

48	Western Asset Managed Municipals Fund 2021 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — 0.1%
Massachusetts State DFA Revenue:
Boston University, Series U-6C, LOC — TD Bank N.A.	0.010%	10/1/42	$1,100,000	$1,100,000	(l)(m)
Boston University, Series U-6E, Refunding, LOC — TD Bank N.A.	0.010%	10/1/42	3,300,000	3,300,000	(l)(m)
Total Massachusetts				4,400,000
Minnesota — 0.0%††
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series C, Refunding, LOC — Wells Fargo Bank N.A.	0.010%	11/15/48	1,850,000	1,850,000	( l)(m)
Mississippi — 0.3%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series A	0.010%	12/1/30	375,000	375,000	(l)(m)
Chevron USA Inc. Project, Series A	0.010%	11/1/35	700,000	700,000	(l)(m)
Chevron USA Inc. Project, Series B	0.010%	12/1/30	1,800,000	1,800,000	(l)(m)
Chevron USA Inc. Project, Series D	0.010%	11/1/35	1,500,000	1,500,000	(l)(m)
Chevron USA Inc. Project, Series F	0.010%	12/1/30	1,345,000	1,345,000	(l)(m)
Chevron USA Inc. Project, Series G	0.010%	12/1/30	3,360,000	3,360,000	(l)(m)
Chevron USA Inc. Project, Series L	0.010%	11/1/35	6,200,000	6,200,000	(l)(m)
Total Mississippi				15,280,000
Nevada — 0.2%
Clark County, NV, Airport Subordinate Lien, Series C-3, Refunding, LOC — Sumitomo Mitsui Banking	0.070%	7/1/29	7,100,000	7,100,000	( a)(l)(m)
New York — 0.9%
MTA, NY, Transportation Revenue, Subseries D-2, LOC — Landesbank Hessen-Thueringen	0.020%	11/1/35	2,090,000	2,090,000	(l)(m)
Nassau County, NY, Industrial Development Agency Revenue, Cold Spring Harbor Laboratory, Refunding, SPA — TD Bank N.A.	0.010%	1/1/34	1,660,000	1,660,000	(l)(m)
New York City, NY, GO:
Subordinated, Subseries I-4, LOC — TD Bank N.A.	0.010%	4/1/36	300,000	300,000	(l)(m)
Subseries E-5, LOC — TD Bank N.A.	0.010%	3/1/48	3,400,000	3,400,000	(l)(m)
Subseries G-6, LOC — Mizuho Bank Ltd.	0.010%	4/1/42	7,280,000	7,280,000	(l)(m)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Annual Report	49

Schedule of investments (cont’d)

February 28, 2021

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA — Bank of America N.A.	0.010%	6/15/33	$1,670,000	$1,670,000	(l)(m)
Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA — Mizuho Bank Ltd.	0.010%	6/15/48	800,000	800,000	(l)(m)
New York City, NY, TFA Revenue Future Tax Secured:
Series A, Refunding, SPA — TD Bank N.A.	0.010%	11/1/29	2,200,000	2,200,000	(l)(m)
Subordinated, Subseries B-4, SPA — JPMorgan Chase & Co.	0.010%	8/1/42	1,000,000	1,000,000	(l)(m)
Subseries D-3, SPA — Mizuho Bank Ltd.	0.020%	2/1/44	7,100,000	7,100,000	(l)(m)
New York State Energy Research & Development Authority Facilities Revenue:
Consolidated Edison Co. of New York Inc. Project, Subseries C-2, LOC — Mizuho Bank Ltd.	0.060%	11/1/39	290,000	290,000	(a)(l)(m)
Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC — Mizuho Bank Ltd.	0.050%	11/1/39	4,200,000	4,200,000	(a)(l)(m)
New York State HFA Revenue:
East 39th Street, Series A, LIQ — FNMA, LOC - FNMA	0.050%	11/15/31	4,700,000	4,700,000	(a)(l)(m)
363 West 30th Street, Series A, LIQ — FHLMC, LOC — FHLMC	0.070%	11/1/32	200,000	200,000	(a)(l)(m)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series C, Refunding, LOC — State Street Bank & Trust Co.	0.010%	1/1/32	515,000	515,000	(l)(m)
Series F, Refunding, LOC — Citibank N.A.	0.020%	11/1/32	1,430,000	1,430,000	(l)(m)
Total New York				38,835,000
Oregon — 0.1%
Oregon State Facilities Authority Revenue, Peacehealth, Series A, Refunding, LOC — U.S. Bank N.A.	0.010%	8/1/34	2,500,000	2,500,000	(l)(m)

See Notes to Financial Statements.

50	Western Asset Managed Municipals Fund 2021 Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — 0.0%††
Lancaster County, PA, Hospital Authority Revenue, Series D, Refunding, LOC — JPMorgan Chase & Co.	0.020%	7/1/34	$1,070,000	$1,070,000	(l)(m)
Lancaster, PA, IDA Revenue, Willow Valley Retirement Communities Project, Series C, LOC — PNC Bank N.A.	0.040%	12/1/39	400,000	400,000	(l)(m)
Total Pennsylvania				1,470,000
Texas — 0.2%
Gulf Coast Authority, TX, Waste Disposal Authority, ExxonMobil Project, Series B	0.020%	6/1/25	3,000,000	3,000,000	(a)(l)(m)
Gulf Coast, TX, IDA Revenue, ExxonMobil Project	0.010%	11/1/41	3,800,000	3,800,000	(l)(m)
Harris County, TX, Education Facilities Finance Corp. Revenue, Houston Methodist, Series B, Refunding	0.010%	12/1/59	1,400,000	1,400,000	(l)(m)
Houston, TX, Combined Utility System Revenue, First Lien, Series B-4, Refunding, LOC — PNC Bank N.A.	0.030%	5/15/34	600,000	600,000	(l)(m)
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue, ExxonMobil Corp., Series A, Refunding	0.010%	11/1/29	400,000	400,000	(l)(m)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, LOC — TD Bank N.A.	0.010%	10/1/41	700,000	700,000	(l)(m)
Total Texas				9,900,000
Utah — 0.0%††
Utah County, UT, Hospital Revenue, IHC Health
Services Inc., Series C, SPA — TD Bank N.A.	0.010%	5/15/58	1,110,000	1,110,000	(l)(m)
Total Short-Term Investments (Cost — $104,140,000)				104,140,000
Total Investments — 100.5% (Cost — $4,234,288,769)				4,578,562,079
TOB Floating Rate Notes — (0.8)%				(37,500,000)
Other Assets in Excess of Other Liabilities — 0.3%				16,672,454
Total Net Assets — 100.0%				$4,557,734,533

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Annual Report	51

Schedule of investments (cont’d)

February 28, 2021

Western Asset Managed Municipals Fund

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	All or a portion of this security is held at the broker as collateral for futures contracts.

(g)	The coupon payment on this security is currently in default as of February 28, 2021.

(h)	Securities traded on a when-issued or delayed delivery basis.
(i)	The maturity principal is currently in default as of February 28, 2021.

(j)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(k)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).

(l)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(m)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

52	Western Asset Managed Municipals Fund 2021 Annual Report

Western Asset Managed Municipals Fund

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds

BAM	— Build America Mutual — Insured Bonds

CAB	— Capital Appreciation Bonds

CDA	— Communities Development Authority

COP	— Certificates of Participation

CSCE	— Charter School Credit Enhancement

CWA	— Clean Water Act

DFA	— Development Finance Agency

EDA	— Economic Development Authority

EDC	— Economic Development Corporation

EDR	— Economic Development Revenue

EFA	— Educational Facilities Authority

FHA	— Federal Housing Administration — Insured Bonds

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

GO	— General Obligation

GTD	— Guaranteed

HDA	— Housing Development Authority

HDC	— Housing Development Corporation

HEFA	— Health & Educational Facilities Authority

HFA	— Housing Finance Agency

HFC	— Housing Finance Commission

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

ISD	— Independent School District

LIQ	— Liquidity Facility

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MTA	— Metropolitan Transportation Authority

NATL	— National Public Finance Guarantee Corporation — Insured Bonds

PCFA	— Pollution Control Financing Authority

PCR	— Pollution Control Revenue

PEA	— Public Energy Authority

PFA	— Public Facilities Authority

PFC	— Public Facilities Corporation

PSF	— Permanent School Fund

SD	— School District

SIFMA	— Securities Industry and Financial Markets Association

SPA	— Standby Bond Purchase Agreement — Insured Bonds

TFA	— Transitional Finance Authority

USD	— Unified School District

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Annual Report	53

Statement of assets and liabilities

February 28, 2021

Assets:
Investments, at value (Cost — $4,234,288,769)	$4,578,562,079
Cash	73,202
Interest receivable	45,468,724
Receivable for securities sold	15,147,403
Receivable for Fund shares sold	3,238,908
Prepaid expenses	102,110
Total Assets	4,642,592,426

Liabilities:
TOB Floating Rate Notes (Note 1)	37,500,000
Payable for securities purchased	29,404,381
Payable for Fund shares repurchased	11,801,285
Distributions payable	2,758,659
Investment management fee payable	1,383,001
Payable to broker — net variation margin on futures contracts	995,868
Service and/or distribution fees payable	460,986
Interest expense payable	48,966
Trustees’ fees payable	9,391
Accrued expenses	495,356
Total Liabilities	84,857,893
Total Net Assets	$4,557,734,533

Net Assets:
Par value (Note 7)	$2,765
Paid-in capital in excess of par value	4,276,629,996
Total distributable earnings (loss)	281,101,772
Total Net Assets	$4,557,734,533

See Notes to Financial Statements.

54	Western Asset Managed Municipals Fund 2021 Annual Report

Net Assets:
Class 1	$17,842,357
Class A	$3,271,207,193
Class C	$140,793,093
Class I	$1,061,767,000
Class IS	$66,124,890

Shares Outstanding:
Class 1	1,086,346
Class A	198,524,662
Class C	8,539,379
Class I	64,333,588
Class IS	4,007,048

Net Asset Value:
Class 1 (and redemption price)	$16.42
Class A (and redemption price)	$16.48
Class C*	$16.49
Class I (and redemption price)	$16.50
Class IS (and redemption price)	$16.50
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$17.21

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Annual Report	55

Statement of operations

For the Year Ended February 28, 2021

Investment Income:
Interest	$155,920,577

Expenses:
Investment management fee (Note 2)	18,046,947
Service and/or distribution fees (Notes 2 and 5)	6,069,853
Transfer agent fees (Note 5)	3,221,894
Registration fees	156,559
Fund accounting fees	112,153
Legal fees	92,763
Audit and tax fees	77,914
Trustees’ fees	67,269
Commitment fees (Note 8)	61,533
Shareholder reports	61,002
Insurance	51,776
Interest expense (Note 1)	51,287
Custody fees	42,993
Miscellaneous expenses	72,101
Total Expenses	28,186,044
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(532,924)
Net Expenses	27,653,120
Net Investment Income	128,267,457

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	10,109,729
Futures contracts	(15,144,156)
Net Realized Loss	(5,034,427)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(153,858,628)
Futures contracts	2,612,559
Change in Net Unrealized Appreciation (Depreciation)	(151,246,069)
Net Loss on Investments and Futures Contracts	(156,280,496)
Decrease in Net Assets From Operations	$(28,013,039)

See Notes to Financial Statements.

56	Western Asset Managed Municipals Fund 2021 Annual Report

Statements of changes in net assets

For the Year Ended February 28, 2021 and the Year Ended February 29, 2020	2021	2020

Operations:
Net investment income	$128,267,457	$157,375,527
Net realized gain (loss)	(5,034,427)	17,635,259
Change in net unrealized appreciation (depreciation)	(151,246,069)	282,060,343
Increase (Decrease) in Net Assets From Operations	(28,013,039)	457,071,129

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(126,965,806)	(156,724,103)
Decrease in Net Assets From Distributions to Shareholders	(126,965,806)	(156,724,103)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,199,008,328	1,208,966,673
Reinvestment of distributions	90,503,641	106,388,823
Cost of shares repurchased	(1,704,867,741)	(1,043,812,714)
Increase (Decrease) in Net Assets From Fund Share Transactions	(415,355,772)	271,542,782
Increase (Decrease) in Net Assets	(570,334,617)	571,889,808

Net Assets:
Beginning of year	5,128,069,150	4,556,179,342
End of year	$4,557,734,533	$5,128,069,150

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Annual Report	57

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class 1 Shares[1]	2021	2020[2]	2019	2018	2017

Net asset value, beginning of year	$16.84	$15.84	$15.97	$16.15	$16.71

Income (loss) from operations:
Net investment income	0.48	0.54	0.63	0.64	0.63
Net realized and unrealized gain (loss)	(0.43)	1.00	(0.13)	(0.17)	(0.56)
Total income from operations	0.05	1.54	0.50	0.47	0.07

Less distributions from:
Net investment income	(0.47)	(0.54)	(0.63)	(0.65)	(0.63)
Total distributions	(0.47)	(0.54)	(0.63)	(0.65)	(0.63)

Net asset value, end of year	$16.42	$16.84	$15.84	$15.97	$16.15
Total return[3]	0.40%	9.88%	3.19%	2.89%	0.38%

Net assets, end of year (000s)	$17,842	$19,140	$18,670	$20,074	$21,287

Ratios to average net assets:
Gross expenses	0.51%	0.53%	0.56%	0.56%	0.56%
Net expenses[4]	0.51 [5]	0.52 [5]	0.56	0.56	0.56
Net investment income	2.95	3.34	3.98	3.95	3.80

Portfolio turnover rate	27%	31%	23%	14%	17%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the year ended February 29.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

58	Western Asset Managed Municipals Fund 2021 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2021	2020[2]	2019	2018	2017

Net asset value, beginning of year	$16.89	$15.89	$16.03	$16.20	$16.76

Income (loss) from operations:
Net investment income	0.46	0.52	0.61	0.62	0.62
Net realized and unrealized gain (loss)	(0.42)	1.00	(0.14)	(0.16)	(0.57)
Total income from operations	0.04	1.52	0.47	0.46	0.05

Less distributions from:
Net investment income	(0.45)	(0.52)	(0.61)	(0.63)	(0.61)
Total distributions	(0.45)	(0.52)	(0.61)	(0.63)	(0.61)

Net asset value, end of year	$16.48	$16.89	$15.89	$16.03	$16.20
Total return[3]	0.28%	9.78%	2.99%	2.83%	0.29%

Net assets, end of year (millions)	$3,271	$3,618	$2,991	$3,089	$3,004

Ratios to average net assets:
Gross expenses	0.64%	0.66%	0.70%	0.68%	0.66%
Net expenses	0.64 [4,5]	0.66 [4,5]	0.70 [5]	0.68 [5]	0.66
Net investment income	2.82	3.18	3.86	3.83	3.70

Portfolio turnover rate	27%	31%	23%	14%	17%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the year ended February 29.

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.77%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Annual Report	59

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2021	2020[2]	2019	2018	2017

Net asset value, beginning of year	$16.91	$15.90	$16.04	$16.21	$16.77

Income (loss) from operations:
Net investment income	0.37	0.45	0.53	0.53	0.52
Net realized and unrealized gain (loss)	(0.43)	0.99	(0.15)	(0.16)	(0.56)
Total income (loss) from operations	(0.06)	1.44	0.38	0.37	(0.04)

Less distributions from:
Net investment income	(0.36)	(0.43)	(0.52)	(0.54)	(0.52)
Total distributions	(0.36)	(0.43)	(0.52)	(0.54)	(0.52)

Net asset value, end of year	$16.49	$16.91	$15.90	$16.04	$16.21
Total return[3]	(0.27)%	9.17%	2.43%	2.26%	(0.27)%

Net assets, end of year (millions)	$141	$257	$478	$600	$684

Ratios to average net assets:
Gross expenses	1.19%	1.22%	1.25%	1.24%	1.23%
Net expenses	1.19 [4,5]	1.22 [4,5]	1.25	1.24 [5]	1.23
Net investment income	2.28	2.72	3.29	3.27	3.13

Portfolio turnover rate	27%	31%	23%	14%	17%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the year ended February 29.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.32%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

60	Western Asset Managed Municipals Fund 2021 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2021	2020[2]	2019	2018	2017

Net asset value, beginning of year	$16.92	$15.92	$16.05	$16.23	$16.79

Income (loss) from operations:
Net investment income	0.49	0.55	0.64	0.65	0.63
Net realized and unrealized gain (loss)	(0.43)	1.00	(0.14)	(0.18)	(0.56)
Total income from operations	0.06	1.55	0.50	0.47	0.07

Less distributions from:
Net investment income	(0.48)	(0.55)	(0.63)	(0.65)	(0.63)
Total distributions	(0.48)	(0.55)	(0.63)	(0.65)	(0.63)

Net asset value, end of year	$16.50	$16.92	$15.92	$16.05	$16.23
Total return[3]	0.47%	9.88%	3.21%	2.89%	0.38%

Net assets, end of year (millions)	$1,062	$1,172	$1,043	$1,267	$1,035

Ratios to average net assets:
Gross expenses	0.50%	0.52%	0.55%	0.55%	0.58%
Net expenses[4]	0.45 [5]	0.49 [5]	0.55	0.55	0.58
Net investment income	3.01	3.36	3.99	3.95	3.78

Portfolio turnover rate	27%	31%	23%	14%	17%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the year ended February 29.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.60%.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Annual Report	61

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class IS Shares[1]	2021	2020[2]	2019[3]

Net asset value, beginning of year	$16.92	$15.92	$16.04

Income (loss) from operations:
Net investment income	0.49	0.55	0.62
Net realized and unrealized gain (loss)	(0.42)	1.01	(0.13)
Total income from operations	0.07	1.56	0.49

Less distributions from:
Net investment income	(0.49)	(0.56)	(0.61)
Total distributions	(0.49)	(0.56)	(0.61)

Net asset value, end of year	$16.50	$16.92	$15.92
Total return[4]	0.50%	9.94%	3.15%

Net assets, end of year (000s)	$66,125	$61,135	$25,441

Ratios to average net assets:
Gross expenses	0.42%	0.45%	0.48%[5]
Net expenses[6]	0.42 [7]	0.44 [7]	0.48 [5]
Net investment income	3.03	3.34	4.15 [5]

Portfolio turnover rate	27%	31%	23%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the year ended February 29.

[3]	For the period March 16, 2018 (inception date) to February 28, 2019.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.42%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.50%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	For the year ended February 28, 2019.

See Notes to Financial Statements.

62	Western Asset Managed Municipals Fund 2021 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence

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Notes to financial statements (cont’d)

reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$4,417,577,829	—	$4,417,577,829
Municipal Bonds Deposited in Tender Option Bond Trust	—	56,844,250	—	56,844,250
Total Long-Term Investments	—	4,474,422,079	—	4,474,422,079
Short-Term Investments†	—	104,140,000	—	104,140,000
Total Investments	—	$4,578,562,079	—	$4,578,562,079

†	See Schedule of Investments for additional detailed categorizations.

(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.

An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in

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Notes to financial statements (cont’d)

certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual

66	Western Asset Managed Municipals Fund 2021 Annual Report

right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of February 28, 2021, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when

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Notes to financial statements (cont’d)

distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. As of July 31, 2020, LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”). Prior to July 31, 2020, LMPFA and Western Asset were wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). As of July 31, 2020, Legg Mason is a subsidiary of Franklin Resources.

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s daily net assets.

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LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 0.77%, 1.32%, 0.45% and 0.42%, respectively. In addition, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares and the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

During the year ended February 28, 2021, fees waived and/or expenses reimbursed amounted to $532,924.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at February 28, 2021, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class I	Class IS
Expires February 28, 2023	$524,284	$381
Total fee waivers/expense reimbursements subject to recapture	$524,284	$381

For the year ended February 28, 2021, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. As of July 31, 2020, LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Prior to July 31, 2020, LMIS was a wholly-owned broker-dealer subsidiary of Legg Mason.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with

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Notes to financial statements (cont’d)

current holdings of other shares of funds sold by LMIS, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended February 28, 2021, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$(21,484)	—
CDSCs	77,695	$8,122

As of July 31, 2020, all officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust. Prior to July 31, 2020, all officers and one Trustee of the Trust were employees of Legg Mason and did not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended February 28, 2021, such purchase and sale transactions (excluding accrued interest) were $409,655,000 and $406,905,000, respectively.

3. Investments

During the year ended February 28, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$1,222,048,278
Sales	1,668,342,241

At February 28, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$4,232,454,120	$359,229,332	$(13,121,373)	$346,107,959

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4. Derivative instruments and hedging activities

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended February 28, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(15,144,156)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$2,612,559

During the year ended February 28, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)†	$101,919,563

†	At February 28, 2021, there were no open positions held in this derivative.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the year ended February 28, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class 1	—		$16,425
Class A	$4,779,928	†	2,201,066
Class C	1,289,925	†	133,963
Class I	—		868,827
Class IS	—		1,613
Total	$6,069,853		$3,221,894

†

Amounts shown are exclusive of expense reimbursements. For the year ended February 28, 2021, the service and/or distribution fees reimbursed amounted to $308 and $253 for Class A and Class C shares, respectively.

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Notes to financial statements (cont’d)

For the year ended February 28, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	$31
Class A	5,671
Class C	649
Class I	526,102
Class IS	471
Total	$532,924

6. Distributions to shareholders by class

	Year Ended February 28, 2021	Year Ended February 29, 2020
Net Investment Income:
Class 1	$520,609	$622,453
Class A	88,853,004	108,853,180
Class C	4,158,211	8,876,317
Class I	31,718,783	37,024,227
Class IS	1,715,199	1,347,926
Total	$126,965,806	$156,724,103

7. Shares of beneficial interest

At February 28, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended February 28, 2021		Year Ended February 29, 2020
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	32,340	$520,609	38,066	$622,453
Shares repurchased	(82,655)	(1,326,782)	(80,041)	(1,297,746)
Net decrease	(50,315)	$(806,173)	(41,975)	$(675,293)

Class A
Shares sold	56,557,823	$914,042,604	52,662,406	$856,978,934
Shares issued on reinvestment	3,667,783	59,249,758	4,160,672	68,247,012
Shares repurchased	(75,856,567)	(1,208,528,037)	(30,877,855)	(506,331,370)
Net increase (decrease)	(15,630,961)	$(235,235,675)	25,945,223	$418,894,576

72	Western Asset Managed Municipals Fund 2021 Annual Report

	Year Ended February 28, 2021		Year Ended February 29, 2020
	Shares	Amount	Shares	Amount
Class C
Shares sold	841,986	$13,642,434	1,687,358	$27,591,386
Shares issued on reinvestment	208,424	3,360,206	420,899	6,884,532
Shares repurchased	(7,739,656)	(125,070,015)	(16,943,183)	(275,696,755)
Net decrease	(6,689,246)	$(108,067,375)	(14,834,926)	$(241,220,837)
Class I
Shares sold	15,310,543	$247,449,786	17,391,984	$284,918,977
Shares issued on reinvestment	1,592,883	25,774,146	1,788,332	29,380,506
Shares repurchased	(21,853,821)	(351,483,016)	(15,415,605)	(252,792,425)
Net increase (decrease)	(4,950,395)	$(78,259,084)	3,764,711	$61,507,058
Class IS
Shares sold	1,473,145	$23,873,504	2,408,378	$39,477,376
Shares issued on reinvestment	98,705	1,598,922	76,233	1,254,320
Shares repurchased	(1,178,200)	(18,459,891)	(469,741)	(7,694,418)
Net increase	393,650	$7,012,535	2,014,870	$33,037,278

8. Redemption facility

Effective February 5, 2021, the Fund’s redemption facility (the “Redemption Facility”) was terminated and the Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, became borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 4, 2022.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility; there is no upfront fee. Under the Redemption Facility, the Fund had access to the aggregate amount of $485 million for the period November 16, 2020 to February 5, 2021 and $220 million prior to November 16, 2020, and the following terms were in effect: the annual commitment fee to maintain the Redemption Facility was 0.15% incurred on the unused portion of the facility and there was an annual upfront fee of 0.06% of the $485 million Redemption Facility; prior to November 16, 2020, there was no upfront fee. The aggregate commitment fees under the Global Credit Facility and Redemption Facility are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility nor the Redemption Facility during the year ended February 28, 2021.

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Notes to financial statements (cont’d)

9. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended February 28 and February 29, respectively, was as follows:

	2021	2020
Distributions paid from:
Tax-exempt income	$126,955,418	$156,724,103
Ordinary income	10,388	—
Total distributions paid	$126,965,806	$156,724,103

As of February 28, 2021, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed tax-exempt income — net	$2,549,979
Deferred capital losses*	(67,220,415)
Other book/tax temporary differences(a)	(335,751)
Unrealized appreciation (depreciation)(b)	346,107,959
Total distributable earnings (loss) — net	$281,101,772

*

These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)

Other book/tax temporary differences are attributable to book/tax differences in the accrual of interest income on securities in default and book/tax differences in the timing of the deductibility of various expenses.

(b)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and the difference between book and tax accretion methods for market discount on fixed income securities.

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact

74	Western Asset Managed Municipals Fund 2021 Annual Report

the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. In December 2020, the ICE Benchmark Administration, the administrator of LIBOR, announced that it had commenced a consultation to determine whether to extend publication of certain U.S. dollar LIBOR settings (overnight and one-, three-, six- and twelve-month U.S. dollar LIBOR) to the end of June 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

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Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason Partners Income Trust and Shareholders of Western Asset Managed Municipals Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Managed Municipals Fund (one of the funds constituting Legg Mason Partners Income Trust, referred to hereafter as the “Fund”) as of February 28, 2021, the related statement of operations for the year ended February 28, 2021, the statement of changes in net assets for each of the two years in the period ended February 28, 2021, including the related notes, and the financial highlights of (i) Class 1, Class A, Class C and Class I shares for each of the four years in the period ended February 28, 2021 and (ii) Class IS shares for each of the two years in the period ended February 28, 2021 and for the period March 16, 2018 (inception date) through February 28, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2021 and the financial highlights of (i) Class 1, Class A, Class C and Class I shares for each of the four years in the period ended February 28, 2021, and (ii) Class IS shares for each of the two years in the period ended February 28, 2021 and for the period March 16, 2018 (inception date) through February 28, 2019 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended February 28, 2017 and the financial highlights for the year then ended (not presented herein, other than the financial highlights) were audited by other auditors whose report dated April 17, 2017 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

April 20, 2021

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

76	Western Asset Managed Municipals Fund 2021 Annual Report

Statement regarding liquidity risk management program
(unaudited)

As required by law, the fund has adopted and implemented a liquidity risk management program (the “Program”) that is designed to assess and manage liquidity risk. Liquidity risk is the risk that the fund could not meet requests to redeem its shares without significant dilution of remaining investors’ interests in the fund. Legg Mason Partners Fund Advisor, LLC (the “Manager”), the fund’s manager, is the administrator of the Program. The Manager has established a liquidity risk management committee (the “Committee”) to administer the Program on a day-to-day basis.

The Committee, on behalf of the Manager, provided the fund’s Board of Trustees with a report that addressed the operation of the Program, assessed its adequacy and effectiveness of implementation, including, if applicable, the operation of any highly liquid investment minimum (“HLIM”), and described any material changes that had been made to the Program or were recommended (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Reporting Period”).

The Report confirmed that there were no material changes to the Program during the Reporting Period and that no changes were recommended.

The Report also confirmed that, throughout the Reporting Period, the Committee had monitored the fund’s portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program and in Board reporting throughout the Reporting Period.

The Report discussed the Committee’s annual review of the Program, which addressed, among other things, the following elements of the Program:

Assessment, Management, and Periodic Review of Liquidity Risk. The Committee reviewed the fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. The Committee noted that the fund’s investment strategy continues to be appropriate for an open-end fund, taking into account, among other things, whether and to what extent the fund held less liquid and illiquid assets and the extent to which any such investments affected the fund’s ability to meet redemption requests. In managing and reviewing the fund’s liquidity risk, the Committee also considered the extent to which the fund’s investment strategy involves a relatively concentrated portfolio or large positions in particular issuers, the extent to which the fund uses borrowing for investment purposes, and the extent to which the fund uses derivatives (including for hedging purposes). The Committee also reviewed the fund’s short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. In assessing the fund’s cash flow projections, the Committee considered, among other factors, historical net redemption activity, redemption policies, ownership concentration, distribution channels, and the degree of certainty associated with the fund’s short-term and long-term cash flow projections. The Committee also considered the fund’s holdings of cash and cash equivalents, as well as borrowing arrangements and other

Western Asset Managed Municipals Fund	77

Statement regarding liquidity risk management program
(unaudited) (cont’d)

funding sources, including, if applicable, the fund’s participation in a credit facility, as components of the fund’s ability to meet redemption requests.

Liquidity Classification. The Committee reviewed the Program’s liquidity classification methodology for categorizing the fund’s investments into one of four liquidity buckets. In reviewing the fund’s investments, the Committee considered, among other factors, whether trading varying portions of a position in a particular portfolio investment or asset class in sizes the fund would reasonably anticipate trading, would be reasonably expected to significantly affect liquidity.

Highly Liquid Investment Minimum. The Committee performed an analysis to determine whether the fund is required to maintain a Highly Liquid Investment Minimum, and determined that no such minimum is required because the fund primarily holds highly liquid investments.

Compliance with Limitation on Illiquid Investments. The Committee confirmed that during the Reporting Period, the fund did not acquire any illiquid investment such that, after the acquisition, the fund would have invested more than 15% of its assets in illiquid investments that are assets, in accordance with the Program and applicable SEC rules.

Redemptions in Kind. The Committee confirmed that no redemptions in-kind were effected by the fund during the Reporting Period.

The Report stated that the Committee concluded that the Program is reasonably designed and operated effectively to assess and manage the fund’s liquidity risk throughout the Reporting Period.

78	Western Asset Managed Municipals Fund

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset Managed Municipals Fund (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202.

Information pertaining to the Trustees and officers of the Board is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926.

Independent Trustees†

Robert Abeles, Jr.

Year of birth	1945

Position(s) with Fund	Trustee

Term of office[1] and length of time served[2]	Since 2013

Principal occupation(s) during the past five years	Board Member, Great Public Schools Now (since 2018); Senior Vice President Emeritus (since 2016) and formerly, Senior Vice President, Finance and Chief Financial Officer (2009 to 2016) at University of Southern California; Board Member, Excellent Education Development (since 2012)

Number of funds in fund complex overseen by Trustee[3]	57

Other Trusteeships held by Trustee during the past five years	None

Jane F. Dasher

Year of birth	1949

Position(s) with Fund	Trustee

Term of office[1] and length of time served[2]	Since 1999

Principal occupation(s) during the past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)

Number of funds in fund complex overseen by Trustee[3]	57

Other Trusteeships held by Trustee during the past five years	Director, Visual Kinematics, Inc. (since 2018)

Anita L. DeFrantz

Year of birth	1952

Position(s) with Fund	Trustee

Term of office[1] and length of time served[2]	Since 1998

Principal occupation(s) during the past five years	President of Tubman Truth Corp. (since 2015); President Emeritus (since 2015) and formerly, President (1987 to 2015) and Director (1990 to 2015) of LA84 (formerly Amateur Athletic Foundation of Los Angeles); Member (since 1986), Member of the Executive Board (since 2013) and Vice President (since 2017) of the International Olympic Committee

Number of funds in fund complex overseen by Trustee[3]	57

Other Trusteeships held by Trustee during the past five years	None

Western Asset Managed Municipals Fund	79

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† (cont’d)

Susan B. Kerley

Year of birth	1951

Position(s) with Fund	Trustee

Term of office[1] and length of time served[2]	Since 1992

Principal occupation(s) during the past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)

Number of funds in fund complex overseen by Trustee[3]	57

Other Trusteeships held by Trustee during the past five years	Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly, Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

Michael Larson

Year of birth	1959

Position(s) with Fund	Trustee

Term of office[1] and length of time served[2]	Since 2004

Principal occupation(s) during the past five years	Chief Investment Officer for William H. Gates III (since 1994)[4]

Number of funds in fund complex overseen by Trustee[3]	57

Other Trusteeships held by Trustee during the past five years	Republic Services, Inc. (since 2009); Fomento Economico Mexicano, SAB (since 2011); Ecolab Inc. (since 2012); formerly, AutoNation, Inc. (2010 to 2018)

Avedick B. Poladian

Year of birth	1951

Position(s) with Fund	Trustee

Term of office[1] and length of time served[2]	Since 2007

Principal occupation(s) during the past five years	Director and Advisor (since 2017) and former Executive Vice President and Chief Operating Officer (2002 to 2016) of Lowe Enterprises, Inc. (privately held real estate and hospitality firm); formerly, Partner, Arthur Andersen, LLP (1974 to 2002)

Number of funds in fund complex overseen by Trustee[3]	57

Other Trusteeships held by Trustee during the past five years	Occidental Petroleum Corporation (since 2008); California Resources Corporation (since 2014); and Public Storage (since 2010)

80	Western Asset Managed Municipals Fund

Independent Trustees† (cont’d)

William E.B. Siart

Year of birth	1946

Position(s) with Fund	Trustee and Chairman of the Board

Term of office[1] and length of time served[2]	Since 1997 (Chairman of the Board since 2020)

Principal occupation(s) during the past five years	Chairman of Great Public Schools Now (since 2015); Chairman of Excellent Education Development (since 2000); formerly, Trustee of The Getty Trust (since 2005 to 2017); Chairman of Walt Disney Concert Hall, Inc. (1998 to 2006)

Number of funds in fund complex overseen by Trustee[3]	57

Other Trusteeships held by Trustee during the past five years	Member of Board of United States Golf Association, Executive Committee Member (since 2017); Trustee, University of Southern California (since 1994)

Jaynie Miller Studenmund

Year of birth	1954

Position(s) with Fund	Trustee

Term of office[1] and length of time served[2]	Since 2004

Principal occupation(s) during the past five years	Corporate Board Member and Advisor (since 2004); formerly, Chief Operating Officer of Overture Services, Inc. (publicly traded internet company that created search engine marketing) (2001 to 2004); President and Chief Operating Officer, PayMyBills (internet innovator in bill presentment/payment space) (1999 to 2001); Executive vice president for consumer and business banking for three national financial institutions (1984 to 1997)

Number of funds in fund complex overseen by Trustee[3]	57

Other Trusteeships held by Trustee during the past five years	Director of Pacific Premier Bancorp Inc. and Pacific Premier Bank (since 2019); Director of EXL (operations management and analytics company) (since 2018); Director of CoreLogic, Inc. (information, analytics and business services company) (since 2012); formerly, Director of Pinnacle Entertainment, Inc. (gaming and hospitality company) (2012 to 2018); Director of LifeLock, Inc. (identity theft protection company) (2015 to 2017); Director of OrbitzWorldwide, Inc. (online travel company) (2007 to 2014)

Peter J. Taylor

Year of birth	1958

Position(s) with Fund	Trustee

Term of office[1] and length of time served[2]	Since 2019

Principal occupation(s) during the past five years	President, ECMC Foundation (nonprofit organization) (since 2014); formerly, Executive Vice President and Chief Financial Officer for University of California system (2009 to 2014)

Number of funds in fund complex overseen by Trustee[3]	57

Other Trusteeships held by Trustee during the past five years	Director of Pacific Mutual Holding Company[5] (since 2016); Member of the Board of Trustees of California State University system (since 2015); Ralph M. Parson Foundation (since 2015), Kaiser Family Foundation (since 2012), and Edison International (since 2011)

Western Asset Managed Municipals Fund	81

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Interested Trustee

Ronald L. Olson[6]

Year of birth	1941

Position(s) with Fund	Trustee

Term of office[1] and length of time served[2]	Since 2005

Principal occupation(s) during the past five years	Partner of Munger, Tolles & Olson LLP (law partnership) (since 1968)

Number of funds in fund complex overseen by Trustee[3]	57

Other Trusteeships held by Trustee during the past five years	Berkshire Hathaway, Inc. (since 1997)

Interested Trustee and Officer

Jane Trust, CFA[7]

Year of birth	1962

Position(s) with Fund	Trustee, President and Chief Executive Officer

Term of office[1] and length of time served[2]	Since 2015

Principal occupation(s) during the past five years	Senior Vice President, Fund Board Management, Franklin Templeton (since 2020); Officer and/or Trustee/Director of 147 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Managing Director (2018 to 2020) and Managing Director (2016 to 2018) of Legg Mason & Co., LLC (“Legg Mason & Co.”); Senior Vice President of LMPFA (2015)

Number of funds in fund complex overseen by Trustee[3]	145

Other Trusteeships held by Trustee during the past five years	None

Additional Officers

Ted P. Becker Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1951

Position(s) with Fund	Chief Compliance Officer

Term of office[1] and length of time served[2]	Since 2007

Principal occupation(s) during the past five years	Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of LMPFA (since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Director of Global Compliance at Legg Mason, Inc. (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020)

82	Western Asset Managed Municipals Fund

Additional Officers (cont’d)

Susan Kerr Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1949

Position(s) with Fund	Chief Anti-Money Laundering Compliance Officer

Term of office[1] and length of time served[2]	Since 2013

Principal occupation(s) during the past five years	Senior Compliance Analyst, Franklin Templeton (since 2020); Chief Anti-Money Laundering Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer (since 2012), Senior Compliance Officer (since 2011) and Assistant Vice President (since 2010) of Legg Mason Investor Services, LLC (“LMIS”); formerly, Assistant Vice President of Legg Mason & Co. (2010 to 2020)

Jenna Bailey Franklin Templeton 100 First Stamford Place, 5th Floor, Stamford, CT 06902

Year of birth	1978

Position(s) with Fund	Identity Theft Prevention Officer

Term of office[1] and length of time served[2]	Since 2015

Principal occupation(s) during the past five years	Senior Compliance Analyst of Franklin Templeton (since 2020); Identity Theft Prevention Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2015); formerly, Compliance Officer of Legg Mason & Co. (2013 to 2020); Assistant Vice President of Legg Mason & Co. (2011 to 2020)

Marc A. De Oliveira* Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1971

Position(s) with Fund	Secretary and Chief Legal Officer

Term of office[1] and length of time served[2]	Since 2020

Principal occupation(s) during the past five years	Associate General Counsel of Franklin Templeton (since 2020); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Managing Director (2016 to 2020) and Associate General Counsel of Legg Mason & Co. (2005 to 2020)

Western Asset Managed Municipals Fund	83

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers (cont’d)

Thomas C. Mandia Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1962

Position(s) with Fund	Senior Vice President

Term of office[1] and length of time served[2]	Since 2020

Principal occupation(s) during the past five years	Senior Associate General Counsel of Franklin Templeton (since 2020); Secretary of LMPFA (since 2006); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers); formerly, Managing Director and Deputy General Counsel of Legg Mason & Co. (2005 to 2020)

Christopher Berarducci Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1974

Position(s) with Fund	Treasurer and Principal Financial Officer

Term of office[1] and length of time served[2]	Since 2019

Principal occupation(s) during the past five years	Vice President, Fund Administration and Reporting, Franklin Templeton (since 2020); Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain funds associated with Legg Mason & Co. or its affiliates; formerly, Managing Director (2020), Director (2015 to 2020), and Vice President (2011 to 2015) of Legg Mason & Co.

Jeanne M. Kelly Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1951

Position(s) with Fund	Senior Vice President

Term of office[1] and length of time served[2]	Since 2007

Principal occupation(s) during the past five years	U.S. Fund Board Team Manager, Franklin Templeton (since 2020); Senior Vice President of certain funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); formerly, Managing Director of Legg Mason & Co. (2005 to 2020); Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

*	Effective September 15, 2020, Mr. De Oliveira became Secretary and Chief Legal Officer.

84	Western Asset Managed Municipals Fund

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]

Each board member also serves as a Director of Western Asset Investment Grade Income Fund Inc. and a Trustee of Western Asset Premier Bond Fund (closed-end investment companies), which are considered part of the same fund complex. Additionally, effective April 24, 2020, each board member serves as a Trustee of Western Asset Inflation-Linked Income Fund and Western Asset Inflation-Linked Opportunities & Income Fund, closed-end investment companies that are part of the same fund complex.

[4]

Mr. Larson is the chief investment officer for William H. Gates III and in that capacity oversees the investments of Mr. Gates and the investments of the Bill and Melinda Gates Foundation Trust (such combined investments are referred to as the “Accounts”). Since 1997, Western Asset has provided discretionary investment advice with respect to one or more Accounts.

[5]

Western Asset and its affiliates provide investment advisory services with respect to registered investment companies sponsored by an affiliate of Pacific Mutual Holding Company (“Pacific Holdings”). Affiliates of Pacific Holdings receive compensation from LMPFA or its affiliates for shareholder or distribution services provided with respect to registered investment companies for which Western Asset or its affiliates serve as investment adviser.

[6]	Mr. Olson is an “interested person” of the Fund, as defined in the 1940 Act, because his law firm has provided legal services to Western Asset.

[7]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

Western Asset Managed Municipals Fund	85

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended February 28, 2021:

Record date:	Daily	Daily	Daily
Payable date:	March 2020 through September 2020	10/31/2020	November 2020 through February 2021
Tax-Exempt Interest	100.00%	99.91%	100.00%
Ordinary Income*	—	0.09%	—

The following information is applicable to non-U.S. resident shareholders:

*	All of the ordinary income distributions paid by the Fund represent Interest-related dividends eligible for exemptions from U.S. withholding tax for nonresident shareholders and foreign corporations.

86	Western Asset Managed Municipals Fund

Western Asset

Managed Municipals Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

Western Asset Managed Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Managed Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Managed Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE ANNUAL REPORT

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD02207 4/21 SR21-4122

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Robert Abeles, Jr., possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify an “audit committee financial experts,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial experts. Mr. Abeles, Jr. is an “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a)

Audit Fees. The aggregate fees billed in the last two fiscal years ending February 29, 2020 and February 28, 2021 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $190,121 in February 29, 2020 and $183,723 in February 28, 2021.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in February 29, 2020 and $0 in February 28, 2021.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in February 29, 2020 and $0 in February 28, 2021. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Income Trust, were $0 in February 29, 2020 and $0 in February 28, 2021.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Income Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The

Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Income Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for February 29, 2020 and February 28, 2021; Tax Fees were 100% and 100% for February 29, 2020 and February 28, 2021; and Other Fees were 100% and 100% for February 29, 2020 and February 28, 2021.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Income Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Income Trust during the reporting period were $582,301 in February 29, 2020 and $773,011 in February 28, 2021.

(h) Yes. Legg Mason Partners Income Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Income Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Jaynie M. Studenmund

Peter J. Taylor

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto. Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 26, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	April 26, 2021